Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	KNIGHT CAPITAL GROUP, INC.
Entity Central Index Key	0001060749
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment flag	false

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 467,633	$ 375,569
Financial instruments owned, at fair value, including instruments pledged of $2,672,709 at December 31, 2011 and $812,379 at December 31, 2010:
Equities	1,416,090	1,299,052
Listed equity options	280,384	41,840
Debt securities	134,631	77,288
Loan inventory	206,572	146,472
Other financial instruments	21,483	38,487
Securitized HECM loan inventory	1,722,631	0
Total financial instruments owned, at fair value	3,781,791	1,603,139
Collateralized agreements:
Securities borrowed	1,494,647	1,361,010
Receivable from brokers, dealers and clearing organizations	623,897	476,159
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization of $156,009 in 2011 and $118,552 in 2010	111,464	117,601
Investments	83,231	81,331
Goodwill	337,843	338,743
Intangible assets, less accumulated amortization of $57,793 in 2011 and $42,171 in 2010	92,889	109,784
Other assets	159,556	206,875
Total assets	7,152,951	4,670,211
Financial instruments sold, not yet purchased, at fair value:
Equities	1,369,750	1,164,718
Listed equity options	254,506	40,564
Debt securities	63,073	60,679
Other financial instruments	34,563	45,363
Total financial instruments sold, not yet purchased, at fair value	1,721,892	1,311,324
Collateralized financings:
Securities loaned	697,998	527,945
Financial instruments sold under agreements to repurchase	420,320	485,184
Liability to GNMA trusts, at fair value	1,710,627	0
Other secured financings	59,405	35,583
Total financial instruments sold, at fair value	4,610,242	2,360,036
Payable to brokers, dealers and clearing organizations	322,660	337,430
Accrued compensation expense	188,939	186,451
Accrued expenses and other liabilities	144,747	114,376
Long-term debt	424,338	311,060
Total liabilities	5,690,926	3,309,353
Commitments and contingent liabilities (Note 17)
Equity
Class A common stock shares authorized: 500,000 at December 31, 2011 and at December 31, 2010; Shares issued: 166,361 at December 31, 2011 and 162,818 at December 31, 2010;	1,664	1,628
Additional paid-in capital	850,837	807,287
Retained earnings	1,433,320	1,317,462
Treasury stock, at cost; 69,717 at December 31, 2011 Treasury stock, at cost and 65,082 shares at December 31, 2010	(823,023)	(765,875)
Accumulated other comprehensive loss	(773)	(265)
Total Knight Capital Group, Inc. stockholders' equity	1,462,025	1,360,237
Noncontrolling interests	0	621
Total equity	1,462,025	1,360,858
Total liabilities and equity	$ 7,152,951	$ 4,670,211

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition [Abstract]
Financial instruments owned, at fair value, securities pledged	$ 2,672,709	$ 812,379
Accumulated depreciation and amortization on fixed assets and leasehold improvements	156,009	118,552
Accumulated amortization on intangible assets	$ 57,793	$ 42,171
Class A common stock, shares authorized	500,000	500,000
Class A common stock, shares issued	166,361	162,818
Class A common stock, shares outstanding	96,645	97,736
Treasury stock, shares	69,717	65,082

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Commissions and fees	$ 749,911	$ 660,527	$ 670,406
Net trading revenue	631,989	489,394	486,684
Interest, net	4,649	2,092	(1,712)
Investment income (loss) and other, net	17,978	(2,957)	7,053
Total revenues	1,404,527	1,149,056	1,162,431
Expenses
Employee compensation and benefits	583,786	546,748	527,327
Execution and clearance fees	229,209	176,116	169,805
Communications and data processing	87,109	69,597	61,071
Payments for order flow	85,269	37,700	71,629
Depreciation and amortization	54,000	42,773	34,368
Interest	42,068	25,896	4,777
Occupancy and equipment rentals	28,084	26,632	23,177
Business development	23,360	19,493	18,807
Professional fees	21,305	17,463	13,043
Restructuring	28,624	16,731
Writedown of assets and lease loss accrual (benefit), net	2,978	1,032	(9,704)
Other	31,606	18,909	15,326
Total expenses	1,217,398	999,090	929,626
Income from continuing operations before income taxes	187,129	149,966	232,805
Income tax expense	71,488	57,969	81,189
Income from continuing operations, net of tax	115,641	91,997	151,616
Loss from discontinued operations, net of tax	(404)	(359)	(34,514)
Net income	$ 115,237	$ 91,638	$ 117,102
Basic earnings per share from continuing operations	$ 1.26	$ 1.02	$ 1.7
Diluted earnings per share from continuing operations	$ 1.22	$ 0.97	$ 1.6
Basic earnings per share from discontinued operations	$ 0	$ 0	$ (0.39)
Diluted earnings per share from discontinued operations	$ 0	$ 0	$ (0.37)
Basic earnings per share	$ 1.26	$ 1.02	$ 1.31
Diluted earnings per share	$ 1.21	$ 0.97	$ 1.24
Shares used in computation of basic earnings per share	91,490	90,167	89,095
Shares used in computation of diluted earnings per share	95,013	94,447	94,504

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Knight Capital Group, Inc., Total	Class A Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated other comprehensive loss	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2008	$ 1,027,358	$ 1,544	$ 648,716	$ 1,112,010	$ (734,912)	$ 0	$ 7,178	$ 1,034,536
Beginning balance, shares at Dec. 31, 2008		154,404,000			(64,283,000)
Net income	117,102			117,102				117,102
Net income (loss) attributable to noncontrolling interests related to discontinued operations							(380)	(380)
Distribution to noncontrolling interests							(6,178)	(6,178)
Common stock repurchased	(33,412)				(33,412)			(33,412)
Common stock repurchased, Shares					(1,946,000)
Reissuance of treasury shares	6,551		2,201		4,350			6,551
Reissuance of treasury shares, Shares					378,000
Stock options exercised	11,021	11	11,010					11,021
Stock options exercised, Shares		1,083,000
Income tax provision - stock based compensation	4,374		4,374					4,374
Stock-based compensation	80,508	31	80,477					80,508
Stock-based compensation, Shares		3,154,000
Ending balance at Dec. 31, 2009	1,213,502	1,586	746,778	1,229,112	(763,974)	0	620	1,214,122
Ending balance, shares at Dec. 31, 2009		158,641,000			(65,850,000)
Net income	91,638			91,638				91,638
Net income (loss) attributable to noncontrolling interests related to discontinued operations							1	1
Common stock repurchased	(60,090)				(60,090)			(60,090)
Common stock repurchased, Shares					(4,254,000)
Reissuance of treasury shares	81,967		23,778		58,189			81,967
Reissuance of treasury shares, Shares					5,022,000
Stock options exercised	5,784	6	5,778					5,784
Stock options exercised, Shares		590,000
Income tax provision - stock based compensation	(2,760)		(2,760)					(2,760)
Stock-based compensation	18,749	36	18,713					18,749
Stock-based compensation, Shares		3,587,000
Warrants issued	15,000		15,000					15,000
Cumulative translation adjustment	(3,553)			(3,288)		(265)		(3,553)
Ending balance at Dec. 31, 2010	1,360,237	1,628	807,287	1,317,462	(765,875)	(265)	621	1,360,858
Ending balance, shares at Dec. 31, 2010		162,818,000			(65,082,000)
Net income	115,237			115,237				115,237
Net income (loss) attributable to noncontrolling interests related to discontinued operations	621			621			(621)
Common stock repurchased	(58,553)				(58,553)			(58,553)
Common stock repurchased, Shares					(4,754,000)
Reissuance of treasury shares	1,379		(26)		1,406			1,379
Reissuance of treasury shares, Shares					119,000
Stock options exercised	1,000	1	999					1,000
Stock options exercised, Shares		91,000
Income tax provision - stock based compensation	(6,449)		(6,449)					(6,449)
Stock-based compensation	49,062	35	49,027					49,062
Stock-based compensation, Shares		3,452,000
Cumulative translation adjustment	(508)					(508)		(508)
Ending balance at Dec. 31, 2011	$ 1,462,025	$ 1,664	$ 850,837	$ 1,433,320	$ (823,023)	$ (773)	$ 0	$ 1,462,025
Ending balance, shares at Dec. 31, 2011		166,361,000			(69,717,000)

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 115,237	$ 91,638	$ 117,102
Other comprehensive loss:
Cumulative translation adjustment	(508)	(265)
Comprehensive income	$ 114,729	$ 91,373	$ 117,102

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 115,237	$ 91,638	$ 117,102
Loss from discontinued operations, net of tax	(404)	(359)	(34,514)
Income from continuing operations, net of tax	115,641	91,997	151,616
Adjustments to reconcile income from continuing operations, net of tax to net cash provided by (used in) operating activities
Depreciation and amortization	54,000	42,773	34,368
Stock-based compensation	47,668	51,773	48,237
Debt discount accretion and other debt related expenses	15,690	11,453
Restructuring charges	11,998
Deferred income taxes	(2,469)	(8,400)	(5,332)
Writedown of assets and lease loss accrual (benefit), net	2,978	1,032	(9,704)
Unrealized loss (gain) on investments	363	7,720	(2,650)
Deferred rent	328	4,761	1,242
Operating activities from discontinued operations	(1,304)	(1,326)	(6,063)
(Increase) decrease in operating assets
Financial instruments owned, at fair value	(2,195,022)	(642,649)	(450,478)
Securities borrowed	(133,637)	(966,592)	(382,569)
Receivable from brokers, dealers and clearing organizations	(147,739)	23,985	(170,641)
Other assets	47,275	(5,901)	(56,013)
Decrease (increase) in operating liabilities
Financial instruments sold, not yet purchased, at fair value	426,938	638,162	254,256
Securities loaned	170,053	(22,281)	550,226
Financial instruments sold under agreements to repurchase	(64,864)	485,184
Liability to GNMA trusts, at fair value	1,710,627
Other secured financings	23,822	35,583
Payable to brokers, dealers and clearing organizations	(14,770)	182,282	57,011
Accrued compensation expense	1,154	(17,673)	32,732
Accrued expenses and other liabilities	30,897	1,580	(26,180)
Net cash provided by (used in) operating activities	99,627	(86,537)	20,058
Cash flows from investing activities
Distributions from investments	24,380	37,558	64,303
Purchases of investments	(26,601)	(7,997)	(7,787)
Purchases of fixed assets and leasehold improvements	(38,045)	(48,880)	(42,230)
Purchase of referral rights		(3,275)
Purchase of customer list		(1,000)
Purchase of noncontrolling interest		(1,000)
Purchase of businesses, net of cash acquired	(625)	(48,133)
Net cash (used in) provided by investing activities	(40,891)	(72,727)	14,286
Cash flows from financing activities
Proceeds from term credit agreement	97,838
Proceeds from issuance of cash convertible notes		363,808
Repayment of credit facility		(140,000)
Purchase of call options		(73,750)
Proceeds from issuance of warrants		15,000
Stock options exercised	1,000	5,784	11,021
Income tax (provision) benefit related to stock-based compensation	(6,449)	(2,760)	4,374
Cost of common stock repurchased	(58,553)	(60,090)	(33,412)
Financing activities from discontinued operations			(6,178)
Net cash provided by (used in) financing activities	33,836	107,992	(24,195)
Effect of exchange rate changes on cash and cash equivalents	(508)	(265)
Increase (decrease) in cash and cash equivalents	92,064	(51,537)	10,149
Cash and cash equivalents at beginning of period	375,569	427,106	416,957
Cash and cash equivalents at end of period	467,633	375,569	427,106
Supplemental disclosure of cash flow information:
Cash paid for interest	24,108	22,068	4,777
Cash paid for income taxes	$ 62,116	$ 59,384	$ 87,463

Organization and Description of the Business	12 Months Ended
Dec. 31, 2011
Organization and Description of the Business [Abstract]
Organization and Description of the Business
1.	Organization and Description of the Business

Knight Capital Group, Inc. (collectively with its subsidiaries, "Knight" or the "Company") is a global financial services firm that provides access to the capital markets across multiple asset classes to a broad network of clients, including buy- and sell-side firms and corporations. The Company seeks to continually apply its expertise and innovation to the market making and trading process to build lasting client relationships through consistent performance and superior client service. In the third quarter of 2011, the Company changed from three operating segments: (i) Equities, (ii) Fixed Income, Currencies and Commodities and (iii) Corporate to four operating segments, (i) Market Making, (ii) Institutional Sales and Trading, (iii) Electronic Execution Services and (iv) Corporate and Other. This change was made to better reflect the current nature of the Company's offerings and services, its distribution methods and how it manages its businesses. As of December 31, 2011, the Company's operating segments comprised the following:

Market Making

The Market Making segment principally consists of market making in global equities and listed domestic options. As a market maker, the Company commits capital for trade executions by offering to buy securities from, or sell securities to, institutions and broker-dealers. The Market Making segment primarily includes client, and to a lesser extent, non-client electronic market making activities in which the Company operates as a market maker in equity securities quoted and traded on the Nasdaq Stock Market; the over-the-counter ("OTC") market for New York Stock Exchange ("NYSE"); NYSE Amex Equities ("NYSE Amex"), NYSE Arca listed securities; and several European exchanges. As a complement to electronic market making, the Company's cash trading business handles specialized orders and also transacts on the OTC Bulletin Board and the OTC Pink Markets. The segment provides trade executions as an equities Designated Market Maker ("DMM") on the NYSE and NYSE Amex. The Market Making segment also includes the Company's option market making business which has expanded trading onto several electronic exchanges.

Institutional Sales and Trading

The Institutional Sales and Trading segment includes global equity and fixed income sales, reverse mortgage origination and securitization, capital markets and asset management activities. The primary business of the Institutional Sales and Trading segment is to execute and facilitate equities and fixed income transactions as agent on behalf of institutional clients. Capital is committed on behalf of the clients when needed. This is predominantly a full-service business, in which much of the interaction is based on the Company's client relationships. This segment also facilitates client orders through program and block trades and riskless principal trades and provides capital markets services, including equity and debt private placement.

Electronic Execution Services

The Electronic Execution Services segment offers access to markets and self-directed trading via its electronic agency-based platforms. In contrast to Market Making, this segment generally does not act as a principal to transactions that are executed within this segment and generally earn commissions for acting as agent between the principals to the trade.

Corporate and Other

The Corporate and Other segment invests in strategic financial services-oriented opportunities, allocates, deploys and monitors all capital, and maintains corporate overhead expenses and all other income and expenses that are not attributable to the other segments. The Corporate and Other segment houses functions that support the Company's other segments such as self-clearing services, including stock lending activities.

Discontinued Operations

Deephaven Capital Management LLC and its subsidiaries (collectively, "Deephaven") was formerly the registered investment adviser to, and sponsor of, the Deephaven investment funds (the "Deephaven Funds"). During the first quarter of 2009, Deephaven completed the sale of substantially all of its assets to Stark & Roth, Inc. (together with its affiliates, "Stark") with Stark agreeing to assume certain limited liabilities of Deephaven. At that time, Deephaven was replaced by Stark as the investment manager, managing member and general partner for the Deephaven Funds and the Company exited the Deephaven business. As a result of this sale, Deephaven was classified as a discontinued operation.

Going Concern

On August 1, 2012, at the open of trading at the NYSE, the Company experienced a human error and/or a technology malfunction related to its installation of trading software which resulted in the Company sending numerous erroneous orders in NYSE-listed securities into the market. The Company has traded out of its entire erroneous trade position, which resulted in a realized pre-tax loss to the Company of approximately $440 million. This trading software was removed from the Company’s trading systems on [August 2, 2012].

As a result of this issue relating to the trading software and the resultant loss, the Company experienced reduced order flow and liquidity pressures, and its capital base was severely impacted. In view of the impact to the Company’s capital base and the resultant loss of customer and counterparty confidence, there is substantial doubt about the Company’s ability to continue as a going concern. In light of this development, the Company, after evaluating and pursuing various strategic alternatives, entered into a securities purchase agreement with several investors on August 5, 2012. Upon the closing of the transactions contemplated by that securities purchase agreement, which is anticipated to occur on August 6, 2012, the investors will purchase an aggregate of $400.0 million of convertible preferred stock. Consequently, the accompanying Consolidated Financial Statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might have resulted from the outcome of this situation.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

Basis of consolidation and form of presentation

The accompanying Consolidated Financial Statements, prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"), include the accounts of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated.

Certain reclassifications have been made to the prior years' Consolidated Financial Statements in order to conform to the current year presentation. Such reclassifications are immaterial to both current and all previously issued financial statements taken as a whole and had no effect on previously reported Net income.

The Company consolidates all of its wholly-owned subsidiaries as well as any investment in which it is considered to be the primary beneficiary of a variable interest entity ("VIE"). The Company performs a qualitative assessment to determine if a VIE should be consolidated. The primary attributes the Company assesses include the entity's capital structure and power. The Company will consolidate a VIE if it has both i) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. As of December 31, 2011 and December 31, 2010, the Company was not considered to be a primary beneficiary of any VIE.

Cash and cash equivalents

Cash and cash equivalents include money market accounts, which are payable on demand, and short-term investments with an original maturity of less than 90 days. The carrying amount of such cash equivalents approximates their fair value due to the short-term nature of these instruments.

Market making, sales, trading and execution activities

Financial instruments owned and Financial instruments sold, not yet purchased, which primarily consist of listed and OTC equity securities, are carried at fair value and are recorded on a trade date basis. Net trading revenue (trading gains, net of trading losses) and commissions (which includes commission equivalents earned on institutional client orders) and related expenses are also recorded on a trade date basis. The Company's third party clearing agreements call for payment or receipt of interest income, net of transaction-related interest charged by clearing brokers, for facilitating the settlement and financing of securities transactions. The Company also nets interest income on its securitized HECM loan inventory against interest expense on its liability to GNMA trusts. Interest income and interest expense which has been netted on the Consolidated Statements of Operations is as follows (in millions):

	For the year ended December 31,
	2011	2010	2009
Interest Income	$48.6	15.2	$4.8
Interest Expense	(43.9)	(13.1)	(6.5)

Interest, net	$4.6	2.1	$(1.7)

Totals may not add due to rounding.

Dividend income relating to securities owned and dividend expense relating to securities sold, not yet purchased, derived from the Company's market-making activities are included as a component of Net trading revenue on the Consolidated Statements of Operations. Net trading revenue includes dividend income and expense as follows (in millions):

	For the year ended December 31,
	2011	2010	2009
Dividend Income	$21.8	$24.0	$24.3

Dividend Expense	$(23.2)	$(17.6)	$(22.3)

Payments for order flow represent payments to broker-dealer clients, in the normal course of business, for directing their order flow in U.S. equities and options to the Company. Also included in Payments for order flow are fees paid to third party brokers with respect to wholesale loan production at Urban.

Fair value of financial instruments

The Company values its financial instruments using a hierarchy of fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The fair value hierarchy can be summarized as follows:

•

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Changes in fair value are recognized in earnings each period for financial instruments that are carried at fair value. See Footnote 3 "Fair Value of Financial Instruments" for a description of valuation methodologies applied to the classes of financial instruments at fair value.

Securitization activities

During the first quarter of 2011, the Company began securitizing HECMs under its GNMA issuance authority. Securitization and transfer of financial assets are generally accounted for as sales when the Company has relinquished control over the transferred assets. When a transfer of assets does not meet the GAAP criteria for sale treatment, the assets continue to be recognized in Financial instruments owned, at fair value, and the Company recognizes a corresponding liability recorded as Liability to GNMA trusts, at fair value on the Consolidated Statements of Financial Condition. Based upon the current structure of the GNMA securitization program, the Company currently does not consider its securitizations to meet the GAAP criteria for sale accounting.

The Company has elected to account for our loan inventory and Liability to GNMA trusts associated with the Urban business at fair value, as it believes that fair value better reflects the economics of these loan transactions.

Collateralized agreements and financings

Collateralized agreements consist of securities borrowed. Collateralized financings consist of securities loaned, financial instruments sold under agreements to repurchase, liability to GNMA trusts, at fair value and other secured financings.

•

Securities borrowed and securities loaned transactions are accounted for as collateralized financing transactions and are recorded at the amount of cash collateral advanced or received. Securities borrowed transactions facilitate the securities settlement process and require the Company to deposit cash or other collateral with the lender. Securities loaned transactions help finance the Company's securities inventory whereby the Company lends stock to counterparties in exchange for the receipt of cash or other collateral from the borrower. In these transactions, the Company receives or lends cash or other collateral in an amount generally in excess of the market value of the applicable securities borrowed or loaned. The Company monitors the market value of securities borrowed or loaned on a daily basis, with additional collateral obtained or refunded as necessary.

•

Financial instruments sold under agreements to repurchase are accounted for as collateralized financing transactions and are used to finance inventories of securities and other financial instruments and are recorded at their contractual amount. The Company has entered into bilateral and tri-party term and overnight repurchase agreements which bear interest at negotiated rates. The Company receives cash and makes delivery of financial instruments to a custodian who monitors the market value of these instruments on a daily basis. The market value of the instruments delivered must be equal to or in excess of the principal amount loaned under the repurchase agreements plus the agreed upon margin requirement. The custodian may request additional collateral, if appropriate.

•	Liability to GNMA trusts, at fair value, represents the liability associated with the Company's securitization of HECMs where the securitization does not meet the GAAP criteria for sale treatment.

•

Other secured financings are additional contractual agreements used to finance financial instruments and other assets and are recorded at their contractual amount. These agreements are short-term with durations of typically less than a month and bear interest at negotiated rates. The Company receives cash and pledges financial instruments to banks as collateral for these secured financing arrangements. The market value of the collateral delivered must be in excess of the principal amount loaned plus the agreed upon margin requirement under the secured financings. The banks may request additional collateral, if appropriate.

The Company's collateralized agreements and financings are recorded at amounts that approximate fair value. These items are not materially sensitive to shifts in interest rates because they are short-term in nature and are fully collateralized.

Investments

Investments primarily comprise strategic investments and deferred compensation investments. Strategic investments include noncontrolling equity ownership interests and debt instruments held by the Company within its non-broker-dealer subsidiaries, primarily in financial services-related businesses. Strategic investments are accounted for under the equity method, at cost or at fair value. The equity method of accounting is used where the Company is considered to exert significant influence on the investee. Strategic investments are held at cost, less impairment if any, when the Company is not considered to exert significant influence on operating and financial policies of the investee. Deferred compensation investments primarily consist of mutual funds, which are accounted for at fair value.

Strategic investments are reviewed on an ongoing basis to ensure that the carrying values of the investments have not been impaired. If the Company determines that an impairment loss on a strategic investment has occurred due to a decline in fair value or other market conditions, the investment is written down to its estimated fair value.

The Company maintains a deferred compensation plan related to certain employees and directors. This plan provides a return to the participants based upon the performance of various investments. In order to hedge its liability under this plan, the Company generally acquires the underlying investments and holds such investments until the deferred compensation liabilities are satisfied. Changes in value of such investments are recorded in Investment income (loss) and other, net, with a corresponding charge or credit to Employee compensation and benefits on the Consolidated Statements of Operations.

Goodwill and intangible assets

The Company tests goodwill and intangible assets with an indefinite useful life for impairment annually or when an event occurs or circumstances change that signifies the existence of an impairment. The Company amortizes other intangible assets on a straight line basis over their estimated useful lives and tests for recoverability whenever events indicate that the carrying amounts may not be recoverable.

Treasury stock

The Company records its purchases of treasury stock at cost as a separate component of stockholders' equity. The Company obtains treasury stock through purchases in the open market or through privately negotiated transactions. The Company may re-issue treasury stock, at average cost, for the acquisition of new businesses or, in certain instances, as inducement grants to new hires.

Foreign currency translation and foreign currency forward contracts

The Company's U.K. subsidiary utilizes the Pound Sterling as its functional currency while the Company's Hong Kong subsidiary utilizes the Hong Kong dollar as its functional currency. For all other entities, the Company's functional currency is the U.S. dollar.

Assets and liabilities of foreign subsidiaries having non-U.S. dollar functional currencies are translated at exchange rates at the end of a period. Revenues and expenses are translated at average exchange rates during the period. Gains and losses resulting from translating foreign currency financial statements into U.S. dollars are included in Accumulated other comprehensive loss on the Consolidated Statements of Financial Condition. Gains or losses resulting from foreign currency transactions are included in Investment income (loss) and other, net on the Company's Consolidated Statements of Operations. For year ended December 31, 2011 and 2010, a gain of $0.2 million and a loss of $0.3 million, respectively, were recorded in Investment income (loss) and other, net on the Company's Consolidated Statements of Operations.

The Company seeks to reduce the impact of fluctuations in foreign exchange rates on its net investment in certain non-U.S. operations through the use of foreign currency forward contracts. For foreign currency forward contracts designated as hedges, the Company assesses the risk management objectives and strategy, including identification of the hedging instrument, the hedged item and the risk exposure and how effectiveness is to be assessed prospectively and retrospectively. The ineffectiveness of the hedge is assessed based on the overall changes in the fair value of the forward contracts. For qualifying net investment hedges, the gains or losses, to the extent effective, are included in Accumulated other comprehensive loss on the Consolidated Statements of Financial Condition. The ineffective portion, if any, is recorded in Investment income (loss) and other, net on the Consolidated Statements of Operations.

Soft dollar expense

Under a commission management program, the Company allows institutional clients to allocate a portion of their gross commissions to pay for research and other services provided by third parties. As the Company acts as an agent in these transactions, it records such expenses on a net basis within Commissions and fees on the Consolidated Statements of Operations.

Depreciation, amortization and occupancy

Fixed assets are depreciated on a straight-line basis over their estimated useful lives of three to seven years. Leasehold improvements are being amortized on a straight-line basis over the shorter of the term of the related office lease or the expected useful life of the assets. The Company capitalizes certain costs associated with the acquisition or development of internal-use software and amortizes the software over its estimated useful life of three years, commencing at the time the software is placed in service. The Company reviews fixed assets and leasehold improvements for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable.

The Company recognizes rent expense under operating leases with fixed rent escalations, lease incentives and free rent periods on a straight-line basis over the lease term beginning on the date the Company takes possession of or controls the use of the space, including during free rent periods.

Lease loss accrual

The Company's policy is to identify excess real estate capacity and where applicable, accrue for related future costs, net of estimated sub-lease income. In the event the Company is able to sublease the excess real estate after recording a lease loss, such accrual is adjusted to the extent the actual terms of sub-leased property differ from the assumptions used in the calculation of the accrual. In the event that the Company concludes that previously determined excess real estate is needed for the Company's use, such lease loss accrual is adjusted accordingly. Any such adjustments to previous lease loss accruals are recorded in Writedown of assets and lease loss accrual (benefit), net on the Consolidated Statements of Operations.

Income taxes

The Company records deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and measures them using the enacted tax rates and laws that will be in effect when such differences are expected to reverse. The Company evaluates the recoverability of future tax deductions by assessing the adequacy of future expected taxable income from all sources, including reversal of temporary differences and forecasted operating earnings. Net deferred tax assets and liabilities are included in Other assets and Accrued expenses and other liabilities, respectively, on the Consolidated Statements of Financial Condition.

Discontinued operations

Revenues and expenses associated with a separate segment or reporting unit that has been disposed of through closure or sale are included in Loss from discontinued operations, net of tax on the Consolidated Statements of Operations. Assets and liabilities of discontinued operations are included in Other assets and Accrued expenses and other liabilities, respectively, on the Consolidated Statements of Financial Condition. Cash flows from discontinued operations are presented on the Consolidated Statements of Cash Flows within operating, investing and financing activities, as applicable.

Stock-based compensation

Stock-based compensation is measured based on the grant date fair value of the awards. These costs are amortized over the requisite service period, which is typically the vesting period.

Expected forfeitures are considered in determining stock-based employee compensation expense. For all periods presented, the Company recorded a benefit for expected forfeitures on all outstanding stock-based awards. The benefit recorded did not have a material impact on the results of operations in any of the periods presented.

The Company applies a non-substantive vesting period approach for stock-based awards whereby the expense is accelerated for those employees and directors that receive options and restricted stock units ("RSUs") and are eligible to retire prior to the options or RSUs vesting.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Accounting Standards Updates

In April 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update ("ASU") that changes the existing rules for determining when a repurchase agreement should be accounted for as a sale of financial assets or as a secured borrowing. Under this ASU, if a transferor maintains effective control over the transferred financial assets and if there is an agreement that entitles and obligates the transferor to repurchase the financial assets before maturity, the transferor must account for the transaction as a secured borrowing. This ASU is effective prospectively for interim and annual periods beginning on or after December 15, 2011. As the Company accounts for all of its repurchase agreements as secured borrowings based on the terms of the agreements, the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

In May 2011, the FASB issued an ASU to conform existing guidance regarding fair value measurement and related disclosures between U.S. GAAP and International Financial Reporting Standards. The ASU provides guidance on how to measure fair value and additional disclosure requirements. Additional disclosure requirements include transfers between Levels 1 and 2; and for Level 3 fair value measurements, a description of the companies' valuation processes and additional information about unobservable inputs impacting Level 3 measurements. This ASU is effective prospectively for interim and annual periods beginning on or after December 15, 2011. Other than the change in presentation, the Company has determined that the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

In June 2011, the FASB issued an ASU related to the presentation of comprehensive income. The ASU will give companies an option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements; the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. This ASU is effective prospectively for interim and annual periods beginning on or after December 15, 2011. Early adoption is permitted. Other than the change in presentation, the Company has determined that the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

In September 2011, the FASB issued an ASU that changed the guidance regarding the testing of goodwill for impairment. The new guidance provides a company the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If a company determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit, if any. This ASU is effective prospectively for interim and annual periods beginning on or after December 15, 2011. Early adoption is permitted. The Company has concluded that this ASU will not have an impact on its Consolidated Financial Statements.

In December 2011, the FASB issued an ASU that requires additional disclosure requirements about financial assets and liabilities that are subject to netting arrangements. Under the ASU, financial assets and liabilities must be disclosed at their respective gross asset and liability amounts, the amounts offset on the balance sheet and a description of the respective netting arrangements. The new disclosures are required for annual reporting periods beginning on or after January 1, 2013, and are to be applied retrospectively. Other than the change in presentation, the Company has determined that the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
3.	Fair Value of Financial Instruments

The Company's financial instruments recorded at fair value have been categorized based upon a fair value hierarchy in accordance with accounting standards, as described in Footnote 2 "Significant Accounting Policies." The following fair value hierarchy table presents information about the Company's financial assets and liabilities measured at fair value (in millions):

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,416.1	$—	$—	$1,416.1
Listed equity options	280.4	—	—	280.4
U.S. government obligations	44.3	—	—	44.3
Corporate debt (2)	73.9	—	—	73.9
Mortgage-backed securities	16.4	—	—	16.4
Loan inventory	—	206.6	—	206.6
Purchased call options	—	17.5	—	17.5
Foreign currency forward contracts	—	4.0	—	4.0
Securitized HECM loan inventory (3)	—	1,722.6	—	1,722.6

Total Financial instruments owned, at fair value	1,831.1	1,950.7	—	3,781.8
Deferred compensation investments (4)	—	20.4	—	20.4
Investment in Deephaven Funds (4)	—	1.3	—	1.3

Total fair value of financial instrument assets	$1,831.1	$1,972.4	$—	$3,803.5

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,369.8	$—	$—	$1,369.8
Listed equity options	254.5	—	—	254.5
U.S. government obligations	10.6	—	—	10.6
Corporate debt (2)	52.4	—	—	52.4
Embedded conversion derivative	—	17.5	—	17.5
Total return swap	—	17.0	—	17.0

Total Financial instruments sold, not yet purchased, at fair value	1,687.3	34.6	—	1,721.9
Liability to GNMA trusts, at fair value (3)	—	1,710.6	—	1,710.6

Total fair value of financial instrument liabilities	$1,687.3	$1,745.2	$—	$3,432.5

(1)	Equities of $400.6 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.4 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HMBS where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $1.1 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition.

Totals may not add due to rounding.

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,299.1	$—	$—	$1,299.1
Listed equity options	41.8	—	—	41.8
U.S. government obligations	3.8	—	—	3.8
Corporate debt (2)	11.1	—	—	11.1
Mortgage-backed securities	22.8	39.6	—	62.4
Loan inventory	—	146.5	—	146.5
Purchased call options	—	33.9	—	33.9
Foreign currency forward contracts	—	4.6	—	4.6

Total Financial instruments owned, at fair value	1,378.6	224.6	—	1,603.1
Deferred compensation investments (3)	—	17.3	—	17.3
Investment in Deephaven Funds (3)	—	3.6	—	3.6

Total fair value of financial instrument assets	$1,378.6	$245.5	$—	$1,624.1

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,164.7	$—	$—	$1,164.7
Listed equity options	40.6	—	—	40.6
U.S. government obligations	54.4	—	—	54.4
Corporate debt (2)	6.3	—	—	6.3
Embedded conversion derivative	—	33.9	—	33.9
Total return swap	—	11.5	—	11.5

Total fair value of financial instrument liabilities	$1,266.0	$45.4	$—	$1,311.3

(1)	Equities of $293.7 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.1 million has been netted by respective long and short positions by CUSIP number.
(3)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $2.7 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition. Totals may not add due to rounding.

The Company's equities, U.S. government obligations, rated corporate debt, listed equity options and actively traded mortgage-backed securities will generally be classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices or broker or dealer quotations with reasonable levels of price transparency.

The types of instruments that trade in markets that are not considered to be active, but are valued based on observable inputs such as quoted market prices or alternative pricing sources with reasonable levels of price transparency are generally classified within Level 2 of the fair value hierarchy.

Certain instruments are classified within Level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. For those instruments that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used. As of December 31, 2011 and December 31, 2010, the Company did not hold any financial instruments that met the definition of Level 3.

There were no transfers of financial instruments between levels of the fair value hierarchy for any periods presented.

As of December 31, 2011 and 2010, the Company's loan inventory, foreign currency forward contracts, certain mortgage-backed securities, purchased call options and embedded conversion derivative related to its long-term debt (see Footnote 9 "Long-Term Debt"), deferred compensation investments and its remaining investment in the Deephaven Funds are classified within Level 2 of the fair value hierarchy.

The following is a description of the valuation basis, techniques and significant inputs used by the Company in valuing its Level 2 assets:

Loan inventory

The Company's loan inventory primarily comprises newly issued HECMs that it has originated or purchased and for which the Company has elected to account for at fair value. Significant inputs that are used in determining fair value include LIBOR and U.S. treasury interest rates, weighted average coupon and pricing of actively-traded HMBS and dealer quotations for HECMs.

Securitized HECM loan inventory

Securitized HECM loan inventory comprises HECMs that the Company has securitized into HMBS. The Company has recorded the securitized loans in Financial instruments owned, at fair value and a corresponding liability recorded as Liability to GNMA trusts, at fair value, on its Consolidated Statement of Financial Condition at December 31, 2011. As of December 31, 2011 all of the HMBS created by the Company have been sold to third parties. Significant inputs that are used in determining fair value include LIBOR and U.S. treasury interest rates, weighted average coupon and pricing of actively-traded HMBS and dealer quotations for HECMs.

Foreign currency forward contracts

At December 31, 2011 and 2010, the Company had a foreign currency forward contract with a notional value of 75.0 million British pounds which is used to hedge the Company's investment in its U.K. subsidiary. As of December 31, 2011, the Company has a foreign currency forward contract with a notional value of 6.0 million Euros which is used as an economic hedge against a strategic investment that is denominated in Euros. The fair value of the contracts was determined based upon spot foreign exchange rates, LIBOR interest rates and dealer quotations.

Mortgage-backed securities

The Company's mortgage-backed securities that are not actively traded are priced based upon dealer quotations, prices observed from recently executed transactions and cash flow models that incorporate LIBOR forward interest rates, weighted average coupon, weighted average loan age, loan to value and other observable inputs.

Purchased call options and embedded conversion derivative

The fair value of the purchased call options and embedded conversion derivative are determined using an option pricing model based on observable inputs such as implied volatility of the Company's common stock, risk-free interest rate, and other factors.

Deferred compensation investments

Deferred compensation investments comprise investments in liquid mutual funds that the Company acquires to hedge certain of its obligations to employees and directors under certain non-qualified deferred compensation arrangements. These mutual fund investments can generally be redeemed at any time and are valued based upon quoted market prices.

Investment in the Deephaven Funds

Investment in the Deephaven Funds represents our residual investment in certain funds that were formerly managed by Deephaven. These investments are in liquidation and are valued based upon fair value of the underlying investments within such funds.

Fair value of derivative instruments

The following tables summarize the fair value of derivative instruments in the Consolidated Statements of Financial Condition and the effect of changes in fair value on the Consolidated Statements of Operations (in millions):

	Statements of Financial Condition Location	Fair Value as of December 31,
		2011	2010
Asset Derivatives
Derivative instruments not designated as hedging instruments:	Financial instruments owned, at fair value
Purchased call options		$17.5	$33.9
Listed equity options (1)		280.4	41.8
Foreign currency forward contracts		0.5	—

		$298.4	$75.7

Derivative instruments designated as hedging instruments:	Financial instruments owned, at fair value
Foreign currency forward contracts		$3.5	$4.6

Liability Derivatives
Derivative instruments not designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Embedded conversion derivative		$17.5	$33.9
Listed equity options (1)		254.5	40.6
Total return swap (2)		17.0	11.5

		$289.1	$86.0

(1)

As of December 31, 2011, the Company held 1.3 million long and 1.5 million short listed equity option contracts. As of December 31, 2010, the Company held 0.2 million long and 0.3 million short listed equity option contracts. The contracts are not subject to collateral requirements and are not netted.

(2)	The total return swap liability is offset by an asset which is included in Financial Instruments owned, at fair value on the Company's Consolidated Statements of Financial Condition.

Totals may not add due to rounding.

	Financial Statements Location	Gain (Loss) Recognized For the year ended December 31,
		2011	2010	2009
Derivative instruments not designated as hedging instruments:
Purchased call options	Investment income (loss) and other, net	$(16.4)	$(48.1)	$—
Listed equity options	Net trading revenue	(2.6)	0.5	(8.6)
Embedded conversion derivative	Investment income (loss) and other, net	16.4	48.1	—
Total return swap (1)	Investment income (loss) and other, net	5.5	—	—
Foreign currency forward contracts	Investment income (loss) and other, net	1.2	—	—

		$4.1	$0.5	$(8.6)

Derivative instruments designated as hedging instruments:
Foreign currency forward contracts	Accumulated other comprehensive loss	$(0.2)	$(1.1)	$—

(1)	Loss on the total return swap is offset by an equal gain on the underlying position which is recorded in Investment income (loss) and other, net on the Company's Consolidated Statements of Operations.

Totals may not add due to rounding

Collateralized Transactions	12 Months Ended
Dec. 31, 2011
Collateralized Transactions [Abstract]
Collateralized Transactions
4.	Collateralized Transactions

The Company receives financial instruments as collateral in connection with securities borrowed. Such financial instruments generally consist of equity and convertible securities but may include obligations of the U.S. government, federal agencies, sovereignties and corporations. In most cases, the Company is permitted to deliver or repledge these financial instruments in connection with securities lending and other secured financings and meeting settlement requirements.

As of December 31, 2011, the fair value of financial instruments received as collateral by the Company that it was permitted to deliver or repledge was $1.29 billion, of which $1.23 billion had been delivered or repledged (of which $275.9 million could be further repledged by the receiving counterparty).

As of December 31, 2010, the fair value of financial instruments received as collateral by the Company that it was permitted to deliver or repledge was $1.13 billion, of which $1.09 billion had been delivered or repledged (of which $242.3 million could be further repledged by the receiving counterparty).

The Company also pledges assets that it owns to counterparties who, in turn, are permitted to deliver or repledge them. Financial instruments pledged to counterparties that have the right to deliver or repledge them were $2.12 billion and $212.4 million at December 31, 2011 and December 31, 2010, respectively, and are included in Financial instruments owned, at fair value on the Consolidated Statements of Financial Condition.

The Company enters into collateralized transactions in order to finance securities positions and loan inventory. Under these transactions, the Company pledges certain financial instruments owned to collateralize repurchase agreements and other secured financings. Financial instruments owned and pledged to counterparties that did not have the right to sell or repledge such financial instruments consisted of equity securities and loans with a fair value of $550.9 million and $543.3 million, respectively as of December 31, 2011 and December 31, 2010, respectively, and are included in Financial instruments owned, at fair value on the Consolidated Statements of Financial Condition. Repurchase agreements and other secured financings are short-term and mature within one year.

Receivable from and Payable to Brokers, Dealers and Clearing Organizations	12 Months Ended
Dec. 31, 2011
Receivable from and Payable to Brokers, Dealers and Clearing Organizations [Abstract]
Receivable from and Payable to Brokers, Dealers and Clearing Organizations
5.	Receivable from and Payable to Brokers, Dealers and Clearing Organizations

Amounts receivable from and payable to brokers, dealers and clearing organizations consist of the following (in millions):

	December 31,
	2011	2010
Receivable:
Clearing organizations and other	$554.0	$373.6
Securities failed to deliver	69.9	102.5

	$623.9	$476.2

Payable:
Clearing organizations and other	$306.7	$296.8
Securities failed to receive	15.9	40.6

	$322.7	$337.4

Totals may not add due to rounding.

Management believes that the carrying value of amounts receivable from and payable to brokers, dealers and clearing organizations approximates fair value since they are short term in nature.

Fixed Assets and Leasehold Improvements	12 Months Ended
Dec. 31, 2011
Fixed Assets and Leasehold Improvements [Abstract]
Fixed Assets and Leasehold Improvements
6.	Fixed Assets and Leasehold Improvements

Fixed assets and leasehold improvements comprise the following (in millions):

	Depreciation Period	December 31,
		2011	2010
Computer hardware and software	3 years	$126.9	$109.5
Leasehold improvements	*	114.4	103.9
Telephone systems	5 years	10.5	8.9
Furniture and fixtures	7 years	13.9	11.8
Trading systems and equipment	5 years	1.8	2.1

		267.5	236.2
Less — Accumulated depreciation and amortization		156.0	118.6

		$111.5	$117.6

*	— Shorter of life of lease or useful life of assets

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
7.	Investments

Investments include strategic investments, deferred compensation investments related to employee and director deferred compensation plans and investment in Deephaven Funds. Investments consist of the following (in millions):

	December 31,
	2011	2010
Strategic investments:
Investments accounted for under the equity method	$59.7	$60.2
Investment, held at cost	1.7	—
Common stock of private companies representing less than 20% equity ownership held at adjusted cost	—	0.3

Total Strategic investments	61.5	60.4
Deferred compensation investments	20.4	17.3
Investment in Deephaven Funds	1.3	3.6

Total Investments	$83.2	$81.3

Totals may not add due to rounding.

Included in the investments accounted for under the equity method at December 31, 2011 and December 31, 2010 is an equity investment in Direct Edge of $29.1 million and $46.0 million, respectively. See Footnote 2 "Significant Accounting Policies" for a discussion of valuation of Strategic investments.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
8.	Goodwill and Intangible Assets

Goodwill

Goodwill and intangible assets with an indefinite useful life are tested for impairment annually or when an event occurs or circumstances change that signifies the existence of impairment. As part of the test for impairment, the Company considers the profitability of the respective segment or reporting unit, an assessment of the fair value of the respective segment or reporting unit as well as the overall market value of the Company compared to its net book value. In June 2011, the Company tested for the impairment of goodwill as part of its annual assessment and concluded that there was no impairment at that time. Subsequently, during the third quarter of 2011, as a result of a corporate restructuring the Company wrote off Goodwill of $1.0 million in the Corporate and Other segment. See Footnote 12 "Restructuring, Writedown of assets and lease loss accrual (benefit), net" for further discussion of the restructuring charge.

No other events occurred in 2011 or 2010 that would indicate that the carrying amounts of the Company's goodwill may not be recoverable.

The following table summarizes the Company's Goodwill as of December 31, 2011 and 2010 (in millions):

	December 31,
	2011	2010
Market Making
Purchase of Trimark business	$10.1	$10.1
Purchase of Kellogg DMM business units	9.1	9.0
Purchase of Tradetech business	3.0	3.0
Purchase of remaining shares in Knight Roundtable Europe	2.5	2.5

Total	24.7	24.6

Institutional Sales and Trading
Purchase of Libertas business	114.3	114.3
Purchase of Urban business	17.8	17.8
Purchase of Astor business	12.1	12.1
Purchase of Donaldson business	3.6	3.6

Total	147.7	147.7

Electronic Execution Services
Purchase of Hotspot business	55.7	55.7
Purchase of EdgeTrade business	51.7	51.7
Purchase of Direct Trading business	43.8	43.8
Purchase of ValuBond business	14.2	14.2

Total	165.4	165.4

Corporate and Other
Other	—	1.0

Total	—	1.0

Consolidated Total	$337.8	$338.7

Intangible Assets

Intangible assets primarily represent client relationships and are amortized over their estimated remaining useful lives, the majority of which have been determined to range from two to 20 years. The weighted average remaining life of the Company's intangible assets at both December 31, 2011 and December 31, 2010 is approximately 11 years.

Amortizable intangibles are tested for recoverability whenever events indicate that the carrying amounts may not be recoverable. In 2011, a portion of customer relationships within the Institutional Sales and Trading segment with an unamortized cost of $1.3 million was written off as a result of a the corporate restructuring. See Footnote 12 "Restructuring, Writedown of assets and lease loss accrual (benefit), net" for further discussion of the restructuring charge. In 2010, the Company discontinued the use of the Libertas trade name and wrote off the remaining book value of $0.3 million.

No other events occurred in 2011 or 2010 that would indicate that the carrying amounts of the Company's intangible assets may not be recoverable.

The following table summarizes the Company's Intangible assets, net accumulated amortization as of December 31, 2011 and 2010 by segment and type (in millions):

	December 31,
	2011	2010
Market Making
Trading rights	$25.3	$27.6

Total	25.3	27.6

Institutional Sales and Trading
Customer and broker relationships	24.2	31.7
Trade names	1.4	1.5
Other	3.9	4.9

Total	29.4	38.1

Electronic Execution Services
Customer and broker relationships	26.7	30.5
Trade names	6.2	6.7
Other	5.2	7.0

Total	38.2	44.1

Consolidated Total	$92.9	$109.8

		December 31,
		2011	2010
Customer and broker relationships (1)	Gross carrying amount	$93.6	$95.1
	Accumulated amortization	(42.7)	(32.8)

	Net carrying amount	50.9	62.2

Trading Rights (2)	Gross carrying amount	28.5	28.6
	Accumulated amortization	(3.2)	(1.0)

	Net carrying amount	25.3	27.6

Trade names (3)	Gross carrying amount	9.8	9.8
	Accumulated amortization	(2.2)	(1.7)

	Net carrying amount	7.6	8.1

Other (4)	Gross carrying amount	18.8	18.5
	Accumulated amortization	(9.6)	(6.6)

	Net carrying amount	9.2	11.9

Total	Gross carrying amount	150.7	152.0
	Accumulated amortization	(57.8)	(42.2)

	Net carrying amount	$92.9	$109.8

(1)	Customer and broker relationships primarily relate to the Donaldson, Direct Trading, Hotspot, EdgeTrade, Libertas, Urban and Astor acquisitions. The weighted average remaining life is approximately 10 years as of December 31, 2011 and December 31, 2010. Lives may be reduced depending upon actual retention rates.
(2)	Trading rights provide the Company with the rights to trade on certain exchanges. The weighted average remaining life is approximately 14 years as of December 31, 2011 and 10 years as of December 31, 2010.
(3)	Trade names relate to the acquisitions of Hotspot, EdgeTrade and Urban. The weighted average remaining life is approximately 14 years as of December 31, 2011 and December 31, 2010.
(4)	Other primarily includes technology and non-compete agreements acquired by the Company. The weighted average remaining life is approximately two and three years as of December 31, 2011 and December 31, 2010, respectively.

Totals may not add due to rounding.

The following table summarizes the Company's amortization expense relating to intangible assets (in millions):

	For the year ended December 31,
	2011	2010	2009
Amortization Expense	$15.8	$12.8	$10.8

As of December 31, 2011, the following table summarizes the Company's estimated amortization expense for future years (in millions):

Amortization expense
For the year ended December 31, 2012	15.7
For the year ended December 31, 2013	12.9
For the year ended December 31, 2014	10.2
For the year ended December 31, 2015	8.1
For the year ended December 31, 2016	5.3

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
9.	Long-Term Debt

The Company's Long-Term Debt as of December 31, 2011 and 2010 is as follows (in millions):

	December 31,
	2011	2010
Term Credit Agreement	$100.0	$—
Convertible Notes	324.3	311.1

	$424.3	$311.1

Credit Agreements

On June 29, 2011, the Company, as borrower, entered into a $100.0 million three-year Term Loan Credit Agreement (the "Term Credit Agreement") with a consortium of banks. The Company, as guarantor, also entered into a $200.0 million one-year Revolving Credit Agreement (the "Revolving Credit Agreement" and together with the Term Credit Agreement, the "Credit Agreements") with the same consortium of banks with Knight Execution & Clearing Services LLC ("KECS") and Knight Capital Americas, L.P. ("KCA"), wholly owned subsidiaries of the Company, as borrowers.

Term Credit Agreement

The proceeds of the Term Credit Agreement are being used for general corporate purposes. As of December 31, 2011, the Company has borrowed all the funds under the Term Credit Agreement. Borrowings under the Term Credit Agreement bear interest at variable rates as determined at the Company's election, at LIBOR or a base rate, in each case, plus an applicable margin of (a) for each LIBOR loan, 2.50% or 3.00% per annum or (b) for each base rate loan, 1.50% or 2.00% per annum (in each case, depending on the Company's leverage ratio). As of December 31, 2011, the interest rate was 2.80% per annum, which is based on the one month LIBOR rate plus 2.5%. Interest is paid monthly. The Term Credit Agreement is repayable in three installments as follows: $25.0 million on June 28, 2013, $25.0 million on December 27, 2013 and $50.0 million on June 27, 2014.

Under the Term Credit Agreement, substantially all of the Company's material subsidiaries (the "Guarantors"), other than its foreign subsidiaries, excluded regulated subsidiaries (which include registered broker-dealer subsidiaries) and subsidiaries thereof, guarantee the repayment of loans made pursuant to the Term Credit Agreement. The Term Credit Agreement is secured by substantially all of the assets of the Company and the Guarantors unless and until the Company obtains an investment grade rating.

Revolving Credit Agreement

The Revolving Credit Agreement comprises two classes of loans: Borrowing Base A and Borrowing Base B. The proceeds of the Borrowing Base A Loans are available to KECS and KCA and may be used to meet the short-term liquidity needs of KECS and KCA arising in the ordinary course of clearing and settlement activity. The proceeds of the Borrowing Base B Loans are only available to KECS and can only be used to fund National Securities Clearing Corporation ("NSCC") margin deposits.

Borrowings under the Revolving Credit Agreement bear interest at a rate equal to the greater of the federal funds rate or the one month LIBOR rate plus (a) for each Borrowing Base A Loan, a margin of 1.50% per annum and (b) for Borrowing Base B Loans, a margin of 2.0% per annum. Interest is payable quarterly. As of December 31, 2011, there were no outstanding borrowings under the Revolving Credit Agreement. Any amounts borrowed under the Revolving Credit Agreement are repayable on June 27, 2012.

The Company is charged an annual commitment fee of 0.25% on the average daily amount of the unused portion of the Revolving Credit Agreement. Depending on each borrowing base, availability under the Revolving Credit Agreement is limited to either (i) a percentage of the market value of temporary positions pledged as collateral in the case of Borrowing Base A Loans, or (ii) a percentage of the margin deposit required by the NSCC in the case of Borrowing Base B Loans.

Among other restrictions, the Credit Agreements include customary representations, warranties, affirmative and negative covenants related to (a) liens, (b) financial covenant requirements for maintaining a consolidated leverage ratio and a liquidity ratio, as well as requirements for maintaining minimum levels of tangible net worth and regulatory capital, and (c) restrictions on investments, dispositions and other restrictions and events of default customary for financings of these types. As of December 31, 2011, the Company was in compliance with all covenants under the Credit Agreements.

In connection with the Credit Agreements, the Company incurred issuance costs of $2.2 million. The issuance costs are recorded within Other assets on the Consolidated Statements of Financial Condition and are amortized over the term of the Credit Agreements.

Cash Convertible Senior Subordinated Notes

In March 2010, the Company issued $375.0 million of Cash Convertible Senior Subordinated Notes (the "Notes") due on March 15, 2015 in a private offering exempt from registration under the Securities Act of 1933, as amended. At the same time, the Company entered into hedge transactions effected through the purchase of options and sale of warrants designed to limit shareholder dilution up to a price of $31.50 per share.

The Notes bear interest at a rate of 3.50% per year, payable semi-annually in arrears, on March 15 and September 15 of each year, commencing on September 15, 2010 and will mature on March 15, 2015, subject to earlier repurchase or conversion. In connection with the issuance of the Notes, the Company recognized an original issue discount of $73.8 million which is being accreted to interest expense over the term of the Notes, resulting in an effective annual interest rate of the Notes of approximately 7.9%. The Notes, net of original issue discount are reported as Long-term debt in the Company's Consolidated Statements of Financial Condition.

Prior to December 15, 2014, the Notes will be convertible into cash only upon specified events which are based upon the price of the Company's common shares and of the Notes or upon the occurrence of specified corporate events. On or after December 15, 2014, the Notes will be convertible at any time, based on an initial conversion rate of 47.9185 shares of the Company's Class A common stock per $1,000 principal amount of Notes, which is equivalent to an initial conversion price of approximately $20.87 or a conversion premium of approximately 32.5% over the closing sale price of $15.75 per share of the Company's Class A common stock on the Nasdaq Global Select Market on March 15, 2010. The conversion rate and conversion price will be subject to adjustment in certain events, such as distributions of dividends or stock splits. Upon cash conversion, the Company will deliver an amount of cash calculated over the applicable observation period. The Company will not deliver its common stock (or any other securities) upon conversion under any circumstances. In addition, following certain corporate events that occur prior to the maturity date, the Company will pay a cash make-whole premium by increasing the conversion rate for a holder who elects to convert its Notes in connection with such a corporate event in certain circumstances. Subject to certain exceptions, holders may require the Company to repurchase, for cash, all or part of the Notes upon a "fundamental change" at a price equal to 100% of the principal amount of the Notes being repurchased plus any accrued and unpaid interest.

Concurrent with the sale of the Notes, the Company paid $73.7 million to enter into privately negotiated cash convertible note hedge transactions (the "purchased call options") with affiliates of the initial purchasers of the Notes and another financial institution (the "option counterparties") that are expected generally to reduce the Company's exposure to potential cash payments in excess of the principal amount of the Notes that may be required to be made by the Company upon the cash conversion of the Notes under certain conditions. The purchased call options cover, subject to adjustments, approximately 18 million shares of the Company's Class A common stock at a strike price of $20.87 and are expected to reduce the Company's economic exposure to potential cash payments in the event that the market price per share of the Company's Class A common stock is greater than the conversion price of the Notes. The purchased call options were recorded as an asset within Financial instruments owned, at fair value on the Consolidated Statements of Financial Condition and are accounted for as derivative instruments under GAAP. As of December 31, 2011, the fair value of the purchased call options was $17.5 million.

In connection with the sale of the Notes, the Company also entered into separate warrant transactions with the option counterparties whereby the Company sold to the option counterparties, for $15.0 million, warrants (the "warrants") to purchase shares of the Company's Class A common stock, subject to adjustments, at a strike price of $31.50 per share, which represents a premium of approximately 100% over the closing price of the Company's Class A common stock on March 15, 2010. The warrants are net share settled, meaning that the Company will issue a number of shares per warrant having a value equal to the difference between the share price at each warrant expiration date and the strike price; however, at the discretion of the Company, the Company may elect to settle the warrants in cash. If the market price per share of the Company's Class A common stock exceeds the strike price of the warrants over the warrants' exercise period and the Company elects net share settlement, the warrants would have a dilutive effect on the Company's Class A common stock. The warrants may not be exercised prior to the maturity of the Notes. The warrants have been recorded as Additional paid-in capital in the Consolidated Statements of Financial Condition. The warrants also meet the criteria of derivative instruments under GAAP; however, because the warrants are indexed to the Company's Class A common stock and are recorded within Equity in the Consolidated Statements of Financial Condition, the warrants are exempt from the scope and fair value provisions of GAAP related to accounting for derivative instruments.

The requirement that the Company settle conversions of the Notes entirely in cash gives rise to a bifurcatable derivative instrument under GAAP (the "embedded conversion derivative"). The initial valuation of the embedded conversion derivative was $73.8 million, and was recorded as a liability within Financial instruments sold, not yet purchased, at fair value on the Consolidated Statements of Financial Condition. As of December 31, 2011 the fair value of the embedded conversion derivative was $17.5 million.

Both the purchased call options and the embedded conversion derivative are derivative instruments and as such are marked to fair value each reporting period with any change recognized on the Consolidated Statements of Operations as Investment income (loss) and other, net. The Company expects the gain or loss associated with changes to the valuation of the purchased call options to substantially offset the gain or loss associated with changes to the valuation of the embedded conversion derivative.

In connection with the issuance of the Notes, the Company incurred issuance costs of $8.5 million. The issuance costs are recorded within Other assets on the Consolidated Statements of Financial Condition and are amortized over the term of the Notes.

The Company recorded expenses with respect to the Long-Term Debt as follows (in millions):

	For the year ended December 31,
	2011	2010
Interest expense	$27.8	$19.6
Amortization of debt issuance cost (1)	2.4	1.3
Commitment Fee (1)	0.3	—

Total	$30.5	$20.9

(1)	Included in Other expense.

Concurrent with the Notes offering, the Company repaid the amounts outstanding under the $140.0 million credit agreement originally entered into on October 9, 2007. Approximately $0.5 million and $3.0 million of interest expense relating to such credit agreement were recorded for the year ended December 31, 2010 and 2009, respectively.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
10.	Stock-Based Compensation

The Knight Capital Group, Inc. 2010 Equity Incentive Plan ("2010 Plan") was established to provide long-term incentive compensation to employees and directors of the Company. The 2010 Plan is administered by the Compensation Committee of the Company's Board of Directors, and allows for the grant of options, stock appreciation rights, restricted stock and restricted stock units (collectively, the "awards"), as defined by the 2010 Plan. In addition to overall limitations on the aggregate number of awards that may be granted, the 2010 Plan also limits the number of awards that may be granted to a single individual. The 2010 Plan replaced prior stockholder-approved equity plans for future equity grants and no additional grants will be made under those historical stock plans. However, the terms and conditions of any outstanding equity grants under the historical stock plans were not affected. As of December 31, 2011, the Company has not issued any stock appreciation rights. In addition, the Company established the Knight Capital Group, Inc. 2009 Inducement Award Plan (the "Inducement Plan") (along with the 2010 Plan, the "Stock Plans") which is used under limited circumstances for equity grants to new hires. In 2010, the Company issued 197,000 restricted shares as inducement awards pursuant to the Inducement Plan. These shares were issued out of treasury and vest ratably over three years. The Company did not issue any awards pursuant to the Inducement Plan during 2011.

Unvested awards granted before September 1, 2010 are generally canceled if employment is terminated for any reason before the end of the relevant vesting period. For annual incentive awards granted after September 1, 2010 and up to September 30, 2011, full vesting is given where an employee has been terminated without cause by the Company. For all other awards granted after September 1, 2010 and up to September 30, 2011 unvested awards are generally canceled if employment is terminated for any reason before the end of the relevant vesting period. Effective October 1, 2011, for all awards granted after such date, unless otherwise provided for in the applicable award agreement, full vesting will be given where an employee has been terminated without cause by the Company.

Restricted Shares and Restricted Stock Units

Eligible employees and directors may receive restricted shares and/or restricted stock units (collectively "restricted awards") as a portion of their total compensation. The majority of restricted awards vest ratably over three years. The Company has also issued restricted awards that vest based upon the market price of Knight's common stock reaching a certain price for a specified period of time ("Market Shares"). There were no Market Shares granted in 2011 or 2010. The Company has the right to fully vest employees and directors in their restricted stock units upon retirement and in certain other circumstances.

The Company measures compensation cost related to restricted awards other than Market Shares based on the fair value of the Company's common stock at the date of grant. The Company determines compensation cost for Market Shares based upon the fair value of such awards at date of grant and projected median vesting periods, both of which are based on statistical simulation models. The principal assumptions utilized in valuing Market Shares and determining their median vesting periods include: 1) risk-free interest rate — estimate is based on the yield of U.S. zero coupon securities with a maturity equal to the expected life of the award; 2) expected volatility — estimate is based on several factors including implied volatility of market-traded options on the Company's common stock on the grant date and the historical volatility of the Company's common stock; and 3) maximum life — based upon the maximum contractual life of the award.

Compensation expense relating to restricted awards, primarily recorded in Employee compensation and benefits, and the corresponding income tax benefit, which is recorded in Income tax expense on the Consolidated Statements of Operations are presented in the following table (in millions):

	For the year ended December 31,
	2011	2010	2009
Stock award compensation expense	$49.6	$49.1	$46.2

Income tax benefit	$19.4	$19.6	$18.5

The following tables summarize restricted awards activity in 2011, 2010 and 2009 (awards in thousands):

	2011
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant date Fair Value	Number of Units	Weighted- Average Grant date Fair Value
Outstanding at January 1,	1,154.7	$16.60	6,329.1	$15.08
Granted	—	—	5,984.0	13.63
Vested	(830.3)	16.77	(2,083.3)	16.21
Forfeited	(17.4)	15.69	(2,514.2)	14.92

Outstanding at December 31,	306.9	$16.20	7,715.6	$14.33

	2010
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant date Fair Value	Number of Units	Weighted- Average Grant date Fair Value
Outstanding at January 1,	2,186.5	$16.92	3,590.7	$15.60
Granted	397.0	15.66	3,834.5	15.28
Vested	(1,208.0)	17.03	(869.6)	17.83
Forfeited	(220.8)	15.76	(226.6)	16.19

Outstanding at December 31,	1,154.7	$16.60	6,329.1	$15.08

	2009
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant Date Fair Value	Number of Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1,	3,248.4	$16.95	782.6	$13.90
Granted	636.7	16.84	2,958.3	16.05
Vested	(1,647.7)	16.94	(137.8)	13.90
Forfeited	(50.8)	16.90	(12.3)	18.45

Outstanding at December 31,	2,186.5	$16.92	3,590.7	$15.60

Based upon the value at date of vest, the cumulative fair value of restricted shares that vested in 2011, 2010 and 2009 was $11.0 million, $32.0 million and $29.1 million, respectively, and the cumulative fair value of restricted stock units that vested in 2011, 2010 and 2009 was $27.8 million, $13.4 million and $2.1 million, respectively.

There is $57.1 million of unamortized compensation related to the unvested restricted awards outstanding at December 31, 2011. The cost of these unvested restricted shares is expected to be recognized over a weighted average life of 1.7 years.

Stock Options

The Company's policy is to grant options for the purchase of shares of Class A Common Stock at not less than market value. Options generally vest ratably over a three or four-year period and expire on the fifth or tenth anniversary of the grant date, pursuant to the terms of the applicable option award agreement. The Company has the right to fully vest employees in their options upon retirement and in certain other circumstances. Options are otherwise canceled if employment is terminated before the end of the relevant vesting period. The Company's policy is to issue new shares upon share option exercises by its employees and directors.

The fair value of each option granted is estimated as of its respective grant date using the Black-Scholes option-pricing model. Stock options granted have exercise prices equal to the market value of the Company's common stock at the date of grant as defined by the Stock Plans. The principal assumptions utilized in valuing options and the methodology for estimating such model inputs include: 1) risk-free interest rate — estimate is based on the yield of U.S. zero coupon securities with a maturity equal to the expected life of the option; 2) expected volatility — estimate is based on several factors including implied volatility of market-traded options on the Company's common stock on the grant date and the volatility of the Company's common stock; and 3) expected option life — estimate is based on internal studies of historical experience and projected exercise behavior based on different employee groups and specific option characteristics, including the effect of employee terminations. Based on the results of the model, the weighted-average fair value of the stock options granted in 2010 and 2009 was $4.93 and $4.90, respectively. There were no stock options granted in 2011.

The weighted-average assumptions used for stock options granted were as follows:

	2010	2009
Dividend yield	0.0%	0.0%
Expected volatility	40.0%	40.0%
Risk-free interest rate	1.1%	1.5%
Expected life (in years)	3.5	3.5

Compensation expense relating to stock options, all of which was recorded in Employee compensation and benefits, as well as the corresponding income tax benefit, which is recorded in Income tax expense on the Consolidated Statements of Operations are as follows (in millions):

	For the year ended December 31,
	2011	2010	2009
Stock option compensation expense	$1.2	$2.7	$2.1

Income tax benefit	$0.5	$1.1	$0.8

The following tables summarize stock option activity and stock options exercisable in 2011, 2010 and 2009 (options in thousands):

	Number of Stock Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Life (years)
2011
Outstanding at January 1,	3,739.9	$14.06
Granted at market value	—	—
Exercised	(90.7)	11.02
Forfeited or expired	(820.4)	16.39

Outstanding at December 31,	2,828.8	$13.48	$2.6	4.76

Exercisable at December 31,	2,283.7	$12.90	$2.6	3.96

Available for future grants at December 31, *	9,475.9

2010
Outstanding at January 1,	3,554.0	$13.29
Granted at market value	1,185.1	15.89
Exercised	(590.6)	9.81
Forfeited or expired	(408.6)	18.85

Outstanding at December 31,	3,739.9	$14.06	$5.3	5.97

Exercisable at December 31,	2,573.0	$13.17	$5.3	4.63

Available for future grants at December 31, *	10,910.2

2009
Outstanding at January 1,	4,748.3	$13.32
Granted at market value	210.0	15.78
Exercised	(1,083.4)	10.15
Forfeited or expired	(321.0)	25.96

Outstanding at December 31,	3,554.0	$13.29	$11.1	4.95

Exercisable at December 31,	2,953.4	$12.60	$11.1	4.40

Available for future grants at December 31, *	8,651.3

Totals may not add due to rounding.

*	Represents both options and awards available for grant

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at 12/31/11	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at 12/31/11	Weighted- Average Exercise Price
$4.57 - $9.81	513.7	3.12	8.46	513.7	8.46
$10.24 - $10.24	498.9	2.86	10.24	498.9	10.24
$10.30 - $15.75	405.4	2.70	13.27	405.4	13.27
$15.84 - $15.84	729.4	8.04	15.84	245.4	15.84
$16.09 - $17.97	671.5	5.08	17.19	610.4	17.26
$19.36 - $19.36	10.0	5.01	19.36	10.0	19.36

	2,828.8	4.76	13.48	2,283.7	12.90

The aggregate intrinsic value is the amount by which the closing price of the Company's common stock exceeds the exercise price of the stock options multiplied by the number of shares. The total intrinsic value of options exercised in 2011, 2010 and 2009 was $0.2 million, $2.2 million and $10.0 million, respectively. Cash received from the exercise of stock options in 2011 totaled $1.0 million.

There is $1.3 million of unamortized compensation related to the unvested stock options outstanding at December 31, 2011. The cost of these unvested awards is expected to be recognized over a weighted average life of 1.0 year.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee benefit plan
11.	Employee benefit plan

The Company sponsors a 401(k) profit sharing plan (the "Plan") in which substantially all of its employees are eligible to participate. Under the terms of the Plan, the Company is required to make annual contributions to the Plan equal to 100% of the contributions made by its employees, up to annual limits. The total expense, from continuing operations, recognized with respect to the Plan and included in Employee compensation and benefits on the Consolidated Statements of Operations, was as follows (in millions):

For the year ended December 31, 2011	$6.5
For the year ended December 31, 2010	5.8
For the year ended December 31, 2009	5.5

Restructuring, Writedown of Assets and Lease Loss Accrual (Benefit), Net	12 Months Ended
Dec. 31, 2011
Restructuring, Writedown of Assets and Lease Loss Accrual (Benefit), Net [Abstract]
Restructuring, Writedown of assets and lease loss accrual (benefit), net
12.	Restructuring, Writedown of assets and lease loss accrual (benefit), net

In the third quarter of 2011, the Company undertook a corporate restructuring designed to lower operating expenses and improve financial performance. This restructuring comprised a reduction in workforce, a significant downsizing of its Hong Kong presence and discontinuing certain other initiatives. The Company recorded a restructuring charge of $28.6 million which affected all segments and comprised the following:

•	Employee severance and other employee benefit costs of $17.7 million;

•	Hong Kong asset writedown, lease and contract termination costs of $2.7 million; and

•	Capitalized software, intangible asset and goodwill writedown of $8.3 million.

In the third quarter of 2010, the Company recorded a restructuring charge of $16.7 million, related to a plan to reduce headcount in order to rationalize expenses. The charges, which consisted of severance and related costs, affected all operating segments.

As of December 31, 2011 and 2010, there are no material liabilities on the Company's Consolidated Statements of Financial Condition relating to restructuring charges.

The Writedown of assets and lease loss accrual (benefit), net during 2011, 2010 and 2009 was $3.0 million, $1.0 million and ($9.7 million), respectively. The$3.0 million charge in 2011 was primarily due to lease loss charges related to excess real estate capacity. The $1.0 million charge in 2010 was due to a charge of $0.3 million related to the Company's decision to discontinue the use of the Libertas trade name and a lease loss accrual of $0.7 million relating to excess real estate capacity.

The benefit in 2009 was primarily due to a $13.1 million reversal of a previously recognized lease loss with respect to the Company's 545 Washington Boulevard office space in Jersey City, N.J. The Company had previously considered a portion of these premises to be excess real estate and had therefore recorded a lease loss accrual for such excess office space. Based on expected growth and future needs, in the second quarter of 2009 management made the decision to build out this space and therefore recorded a benefit related to the reversal of such previously recorded lease loss. This benefit was offset in part by a $0.3 million lease loss charge related to a Knight Direct lease. Also included in Writedown of assets and lease loss accrual (benefit), net for 2009 is a charge of $2.4 million related to the Company's decision to discontinue the use of the Donaldson trade name and the writedown of $0.7 million of capitalized software resulting from the sale of Hotspot's retail customer accounts in 2009.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued operations
13.	Discontinued operations

In the first quarter of 2009, Deephaven completed the sale of substantially all of its assets to Stark & Roth, Inc. (together with its affiliates, "Stark") with Stark agreeing to assume certain limited liabilities of Deephaven. At that time, Deephaven was replaced by Stark as the investment manager, managing member and general partner for the Deephaven Funds and the Company exited the Deephaven business. As a result of this sale, Deephaven was classified as a discontinued operation.

The revenues and results of operations of the Discontinued Operations for the years ended December 31, 2011, 2010 and 2009 are summarized as follows (in millions):

	For the year ended December 31,
	2011	2010	2009
Revenues	$0.1	$(0.0)	$3.3

Pre-tax loss from discontinued operations	$(0.2)	$(0.2)	$(52.7)
Income tax (expense) benefit	(0.2)	(0.1)	18.2

Loss from discontinued operations, net of tax	$(0.4)	$(0.4)	$(34.5)

Totals may not add due to rounding.

Assets and liabilities related to discontinued operations which are recorded in Other assets and Accrued expenses and other liabilities, respectively, on the Consolidated Statements of Financial Condition are presented in the following table (in millions):

	December 31,
	2011	2010
Assets:
Cash and cash equivalents	$0.4	$0.8
Deferred compensation and other assets	1.1	2.9

Total assets	$1.5	$3.7

Liabilities:
Accrued compensation expense	$—	$2.5
Accrued expenses and other liabilities	1.0	1.6

Total liabilities	$1.0	$4.1

Totals may not add due to rounding.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income taxes
14.	Income taxes

The Company and its subsidiaries file a consolidated federal income tax return as well as combined state income tax returns in certain jurisdictions. In other jurisdictions, the Company and its subsidiaries file separate company state and local income tax returns.

The provision (benefit) for income taxes from continuing operations consists of (in millions):

	For the year ended December 31,
	2011	2010	2009
Current:
U.S. federal	$63.0	$40.0	$73.2
U.S. state and local	5.2	9.3	13.1
Non U.S.	0.8	0.2	0.2

	69.0	49.5	86.5

Deferred:
U.S. federal	$(0.9)	$13.6	13.3
U.S. state and local	4.2	(1.8)	(4.9)
Non U.S.	(0.8)	(3.3)	(13.7)

	2.5	8.5	(5.3)

Provision for income taxes	$71.5	$58.0	$81.2

The following table reconciles income tax expense (benefit) from continuing operations at the U.S. federal statutory rate to the Company's Income tax expense (in millions):

	For the year ended December 31,
	2011	2010	2009
U.S. federal income tax expense at statutory rate	$65.5	$52.5	$81.5
U.S. state and local income tax expense, net of U.S. federal income tax effect	6.0	4.9	5.4

Non U.S.	0.0	0.0	0.2
Nondeductible charges	1.0	1.0	1.2
Recognition of purchased federal net operating losses	0.0	0.0	(5.7)
Other, net	(1.0)	(0.4)	(1.4)

Income tax expense	$71.5	$58.0	$81.2

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when such differences are expected to reverse. Significant components of the Company's deferred tax assets and liabilities are as follows (in millions):

	December 31,
	2011	2010
Deferred tax assets:
Employee compensation and benefit plans	$33.5	$37.1
Fixed assets and other amortizable assets	13.1	3.9
Lease loss and other reserves	4.6	2.5
Valuation of investments	4.2	4.5
Tax credit and loss carryforwards	33.7	37.3
Less: Valuation allowance on tax credit and loss carryforwards	(8.8)	(9.0)

Total deferred tax assets	80.3	76.3

Deferred tax liabilities
Employee compensation and benefit plans	0.1	—
Fixed assets and other amortizable assets	28.1	21.3
Valuation of investments	8.1	7.8
Tax credit and loss carryforwards	17.8	17.1

Total deferred tax liabilities	54.0	46.2

Net deferred tax assets	$26.3	$30.1

At December 31, 2011 and 2010, the Company had U.S. federal net operating loss carryforwards, resulting from acquisitions, of $31.3 million and $32.5 million, respectively. The Company recorded a related deferred income tax asset of $11.2 million and $11.4 million as of December 31, 2011 and 2010, and an offsetting valuation allowance of $7.0 million in each year which represents the portion of these net operating loss carryforwards that are considered more likely than not to expire unutilized. Prior to 2009 the Company had recorded a valuation allowance for substantially all of these loss carryforwards, but reversed a portion of the valuation allowance during 2009 as a component of such loss carryforwards are now expected to be utilized based upon the profitability of the acquired entities. These carryforwards are subject to annual limitations on utilization and will begin to expire in 2019.

At December 31, 2011 and 2010, the Company had state net operating loss carryforwards of $168.6 million and $612.2 million, respectively of which $25.9 million and $29.6 million resulted from acquisitions. The Company recorded a related deferred income tax asset of $2.6 million and $7.5 million as of December 31, 2011 and 2010, respectively, and an offsetting valuation allowance of $1.6 million in each year which represents the portion of these net operating loss carryforwards that are considered more likely than not to expire unutilized. Prior to 2009 the Company had recorded a valuation allowance for substantially all of these state loss carryforwards, but reversed a portion of the valuation allowance during 2009 as a portion of such loss carryforwards are now expected to be utilized based upon the current structure and expected profitability of certain of the Company's subsidiaries. Certain of these carryforwards are subject to annual limitations on utilization and they will begin to expire in 2012.

At December 31, 2011, the Company had non U.S. net operating loss carryforwards of $63.7 million as compared to $60.0 million in the prior year. The Company recorded a foreign deferred income tax asset of $17.8 million and $17.1 million for these loss carryforwards as of December 31, 2011 and 2010, respectively, along with an offsetting U.S. federal deferred tax liability of $17.8 million and $17.1 million for the expected future reduction in U.S. foreign tax credits associated with the use of the non U.S. loss carryforwards. These non U.S. net operating losses may be carried forward indefinitely.

At December 31, 2011, the Company had $2.8 million of unrecognized tax benefits, all of which would affect the Company's effective tax rate if recognized.

As of December 31, 2011, the Company is subject to U.S. Federal income tax examinations for the tax years 2006 through 2010, and to non U.S. income tax examinations for the tax years of 2006 through 2010. In addition, the Company is subject to state and local income tax examinations in various jurisdictions for the tax years 2003 through 2010. The final outcome of these examinations is not yet determinable. However, the Company anticipates that adjustments to the unrecognized tax benefits, if any, will not result in a material change to the results of operations or financial condition.

The Company's policy for recording interest and penalties associated with tax audits is to record such items as a component of Income from continuing operations before income taxes. Penalties are recorded in Other expenses and interest paid or received is recorded in Interest expense and Interest, net, in the Consolidated Statements of Operations.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per share
15.	Earnings per share

Basic earnings per common share ("EPS") has been calculated by dividing net income by the weighted average shares of Class A Common Stock outstanding during each respective period. Diluted EPS reflects the potential reduction in EPS using the treasury stock method to reflect the impact of common stock equivalents if stock options were exercised and restricted stock awards were to vest.

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for 2011, 2010 and 2009 (in millions, except per share data):

	For the year ended December 31,
	2011		2010		2009
	Numerator / net income	Denominator / shares	Numerator / net income	Denominator / shares	Numerator / net income	Denominator / shares
Income and shares used in basic calculations	$115.2	91.5	$91.6	90.2	$117.1	89.1
Effect of dilutive stock based awards	—	3.5	—	4.3	—	5.4

Income and shares used in diluted calculations	$115.2	95.0	$91.6	94.4	$117.1	94.5

Basic earnings per share		$1.26		$1.02		$1.31

Diluted earnings per share		$1.21		$0.97		$1.24

The above calculations exclude options that could potentially dilute EPS in the future but were antidilutive for the periods presented. The number of such options excluded was approximately 1.9 million, 2.3 million and 1.0 million in 2011, 2010 and 2009, respectively.

Significant Clients	12 Months Ended
Dec. 31, 2011
Significant Clients [Abstract]
Significant Clients
16.	Significant clients

The Company considers significant clients to be those clients who account for 10% or more of the total U.S. equity dollar value traded or fixed income notional value traded by the Company. No clients accounted for more than 10% of the Company's U.S. equity dollar value traded or fixed income notional value traded during 2011, 2010 and 2009.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
17.	Commitments and contingent liabilities

In the ordinary course of business, the nature of the Company's business subjects it to claims, lawsuits, regulatory examinations and other proceedings. The Company is subject to several of these matters at the present time. Given the inherent difficulty of predicting the outcome of the litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, or where cases or proceedings are in the early stages, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. There can be no assurance that these matters will not have a material adverse effect on the Company's results of operations in any future period and a material judgment could have a material adverse impact on the Company's financial condition and results of operations. However, it is the opinion of management, after consultation with legal counsel that, based on information currently available, the ultimate outcome of these matters will not have a material adverse impact on the business, financial condition or operating results of the Company although they might be material to the operating results for any particular period, depending, in part, upon operating results for that period.

The Company leases office space under noncancelable operating leases. Certain office leases contain fixed dollar-based escalation clauses. Rental expense from continuing operations under the office leases was $18.8 million, $18.4 million and $13.5 million in 2011, 2010 and 2009, respectively, and is included in Occupancy and equipment rentals on the Consolidated Statements of Operations. The Company has sublet a portion of its excess office space to third parties.

The Company leases certain computer and other equipment under noncancelable operating leases and has entered into guaranteed employment contracts with certain of its employees. As of December 31, 2011, future minimum rental commitments under all noncancelable office, computer and equipment leases ("Gross Lease Obligations"), Sublease Income and guaranteed employment contracts longer than one year ("Other Obligations") were as follows (in millions):

Lease & Contract Obligations

	Gross Lease Obligations	Sublease Income	Net Lease Obligations	Other Obligations
Year ending December 31, 2012	24.2	1.5	22.7	12.2
Year ending December 31, 2013	22.3	1.6	20.8	—
Year ending December 31, 2014	21.1	1.4	19.7	—
Year ending December 31, 2015	20.3	1.3	19.0	—
Year ending December 31, 2016	19.9	1.3	18.5	—
Thereafter through August 31, 2023	97.1	1.6	95.5	—

	$204.9	$8.7	$196.2	$12.2

During the normal course of business, the Company collateralizes certain leases or other contractual obligations through letters of credit or segregated funds held in escrow accounts. As of December 31, 2011, the Company has provided a letter of credit for $1.0 million, collateralized by U.S. Treasury Bills, as a guarantee for one of the Company's lease obligations. In the ordinary course of business, Knight Capital Group, Inc. also has provided, and may provide in the future, unsecured guarantees with respect to the payment obligations of certain of its subsidiaries under trading, repurchase, financing and stock loan arrangements, as well as under certain leases.

As of December 31, 2011, the Company had unfunded HECM related loan commitments of $185.7 million, which can be drawn down at the discretion of the borrowers.

During the normal course of business, the Company may enter into futures contracts. These financial instruments are subject to varying degrees of risks whereby the fair value of the securities underlying the financial instruments, may be in excess of, or less than, the contract amount. The Company is obligated to post collateral against certain futures contracts.

The following tables summarize the Company's futures contract activity (in millions):

Futures Contracts	Statements of Financial Condition Location	Fair Value of asset or (liability) as of December 31,
		2011	2010
Notional Value	Not Applicable	$(20.8)	$(64.6)

Fair Value	Receivable from brokers, dealers and clearing organizations	$0.9	$(0.3)

Futures Contracts	Statements of Operations Location	Loss Recognized for the year ended December 31,
		2011	2010	2009
Unrealized loss	Net trading revenue	$(75.8)	$(63.1)	$(48.9)

Net Capital Requirements	12 Months Ended
Dec. 31, 2011
Net Capital Requirements [Abstract]
Net Capital Requirements
18.	Net capital requirements

During the first quarter of 2011, the Company merged all of its domestic broker-dealers into two broker-dealers, KCA and KECS. The Company's U.S. registered broker-dealers are subject to the SEC's Uniform Net Capital Rule, which requires the maintenance of minimum net capital. In 2011, all of the Company's broker-dealer subsidiaries were in compliance with their capital adequacy requirements.

The following table sets forth the net capital levels and requirements for the following significant U.S. registered broker-dealer subsidiaries at December 31, 2011 as filed in their respective regulatory filings (in millions):

Entity	Net Capital	Net Capital Requirement	Excess Net Capital
KCA	$278.0	$1.0	$277.0
KECS	$116.4	$0.6	$115.8

The Company's foreign registered broker-dealers are subject to certain financial resource requirements of either the FSA or the SFC. The following table sets forth the financial resource requirement for the following significant foreign regulated broker-dealer at December 31, 2011 (in millions):

Entity	Financial Resources	Resource Requirement	Excess Financial Resources
Knight Capital Europe Limited	$124.8	$30.9	$93.9

Financial Instruments with Off-Balance Sheet Risk and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Risk and Concentrations of Credit Risk [Abstract]
Financial instruments with off-balance sheet risk and concentrations of credit risk
19.	Financial instruments with off-balance sheet risk and concentrations of credit risk

As a market maker of equities and options, the majority of the Company's securities transactions are conducted as principal or riskless principal with broker-dealers and institutional counterparties primarily located in the United States. The Company clears a portion of its securities transactions through third party clearing brokers. Foreign transactions are settled pursuant to global custody and clearing agreements with major U.S. banks. Substantially all of the Company's credit exposures are concentrated with its clearing brokers, broker-dealer and institutional counterparties. The Company's policy is to monitor the credit standing of counterparties with which it conducts business.

The Company self-clears substantially all of its U.S. equity securities transactions using an internally-developed platform. Self-clearing exposes the Company to operational risks, including business disruption, operational inefficiencies, liquidity, counterparty and financing risks and potentially increased expenses and lost revenue opportunities. While the clearing platform, operational processes, enhanced infrastructure, and current and future financing arrangements have been carefully designed, the Company may nevertheless encounter difficulties that may lead to operating inefficiencies, dissatisfaction amongst its client base, disruption in the infrastructure that supports the business, inadequate liquidity and/or financial loss.

In the normal course of its operations, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes the risk of loss is minimal.

Financial instruments sold, not yet purchased, at fair value represent obligations to purchase such securities (or underlying securities) at a future date. The Company may incur a loss if the market value of the securities subsequently increases.

The Company currently has no loans outstanding to any former or current executive officer or director.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
20.	Acquisitions

Urban

On July 1, 2010, the Company completed the acquisition of Urban for $28.4 million, comprising $19.4 million in cash, approximately 350,000 shares of unregistered Knight common stock valued at $5.0 million and a potential earn out based on future performance valued at $4.0 million. Goodwill and intangible assets recognized upon the closing of the transaction amounted to $24.3 million. All of the goodwill from this transaction is expected to be deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in millions):

Agreed purchase price	$24.0
Adjustment for working capital	4.4

Purchase of business	$28.4

Cash	$4.6
Goodwill	17.8
Intangible assets	6.5
Other assets	6.1
Accrued expenses and other liabilities	(6.5)

Purchase of business	$28.4

Totals may not add due to rounding.

Astor

On October 1, 2010, the Company completed the acquisition of Astor for $18.0 million, comprising $10.8 million in cash and approximately 579,000 shares of unregistered Knight common stock valued at $7.2 million. Goodwill and intangible assets recognized upon the closing of the transaction amounted to $17.8 million. All of the goodwill from this transaction is expected to be deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in millions):

Agreed purchase price	$18.0

Cash	$0.1
Goodwill	12.1
Intangible assets	5.7
Other assets	0.4
Accrued expenses and other liabilities	(0.2)

Purchase of business	$18.0

Totals may not add due to rounding.

Kellogg

On December 31, 2010, the Company acquired the DMM and LMM business units of Kellogg for $22.5 million in cash. Goodwill and intangible assets recognized upon the closing of the transaction amounted to $22.1 million. All of the goodwill from this transaction is expected to be deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in millions):

Agreed purchase price	$22.5

Goodwill	9.1
Intangible assets	13.0
Other assets	0.4

Purchase of business	$22.5

Totals may not add due to rounding.

Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Business Segments
21.	Business segments

The Company has four operating segments: (i) Market Making, (ii) Institutional Sales and Trading, (iii) Electronic Execution Services and (iv) Corporate and Other.

The Market Making segment principally consists of market making in global equities and listed domestic options. Market Making primarily includes client, and to a lesser extent, non-client electronic market making and cash trading activities in which the Company operates as a market maker in equity securities. Market Making also includes the Company's option market making business which has expanded trading onto several electronic exchanges.

The Institutional Sales and Trading segment includes global equity and fixed income sales, reverse mortgage origination and securitization, capital markets and asset management activities. The primary business of the Institutional Sales and Trading segment is to execute and facilitate transactions predominantly as agent on behalf of institutional clients for equities and fixed income offerings, and the Company commits its capital on behalf of its clients when needed. This is predominantly a full-service business, in which much of the interaction is based on client relationships of the Company's sales employees. This segment also facilitates client orders through program and block trades and riskless principal trades. The Company provides capital markets services, including equity and debt private placement.

The Electronic Execution Service segment offers access to markets and self-directed trading via the Company's electronic agency-based platforms, including Knight Direct, Hotspot FX and Knight BondPoint platforms.

The Corporate and Other segment invests in strategic financial services-oriented opportunities, allocates, deploys and monitors all capital, and maintains corporate overhead expenses and other expenses that are not attributable to the other segments. The Corporate and Other segment houses functions that support Knight's other segments such as self-clearing services, including stock lending, and other support and overhead.

The Company's revenues, income (loss) from continuing operations before income taxes ("Pre-tax earnings") and total assets by segment are summarized in the following table (in millions):

	Market Making	Institutional Sales and Trading	Electronic Execution Services	Corporate and Other	Consolidated Total
For the year ended December 31, 2011:
Revenues	$704.5	$511.5	$167.9	$20.6	$1,404.5
Pre-tax earnings (1)	256.1	(44.4)	49.5	(74.1)	187.1
Total assets (3)	2,102.3	3,091.9	280.7	1,676.5	7,151.4

For the year ended December 31, 2010:
Revenues (4)	$549.1	$457.6	$138.2	$4.1	$1,149.1
Pre-tax earnings (2)	209.9	(19.5)	37.4	(77.9)	150.0
Total assets (3)	1,774.5	1,117.9	304.6	1,469.5	4,666.5

For the year ended December 31, 2009:
Revenues	$558.3	$495.6	$102.0	$6.6	$1,162.4
Pre-tax earnings (1)	197.8	64.4	18.4	(47.9)	232.8
Total assets (3)	1,265.4	437.1	289.1	1,008.3	3,000.0

Totals may not add due to roundings.

(1)	- Included in Pre-tax earnings for the year ended December 31, 2011 is a Restructuring charge of $28.6 million which includes $0.5 million for Market Making, $23.9 million for Institutional Sales and Trading, $0.4 million for Electronic Execution Services, and $3.8 million for Corporate and Other.
(2)	- Included in Pre-tax earnings for the year ended December 31, 2010 is a Restructuring charge of $16.7 million which includes $1.6 million for Market Making, $14.3 million for Institutional Sales and Trading, $0.1 million for Electronic Execution Services, and $0.7 million for Corporate and Other.
(3)	- Total assets do not include Assets within discontinued operations of $1.3 million, $3.7 million and $14.0 million at December 31, 2011, 2010 and 2009, respectively.
(4)	- Included in Institutional Sales and Trading revenues for the year ended 2010 are fees of $2.9 million resulting from the Company acting as joint lead manager in its Note offering (see Footnote 9 "Long-Term Debt"). An offsetting elimination was included in Corporate and Other revenues to eliminate this fee for consolidation purposes.

Prior year amounts have been recast to conform with current year segment presentation. Such recast had no effect on previously reported Consolidated Revenues and Pre-tax earnings.

The Company operates in the U.S. and internationally, primarily in Europe and Asia. The following table presents Revenues by geographic area.

	U.S.	International	Consolidated Total
For the year ended December 31, 2011:
Revenues	$1,264.9	$139.6	$1,404.5

For the year ended December 31, 2010:
Revenues	$1,019.7	$129.3	$1,149.1

For the year ended December 31, 2009:
Revenues	$1,052.1	$110.4	$1,162.4

Totals may not add due to roundings

.

Condensed Financial Statements of Knight Capital Group, Inc. (parent only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements of Knight Capital Group, Inc. (parent only) [Abstract]
Condensed Financial Statements of Knight Capital Group, Inc. (parent only)
22.	Condensed Financial Statements of Knight Capital Group, Inc. (parent only)

Presented below are the Condensed Statements of Financial Condition, Operations and Cash Flows for the Company on an unconsolidated basis.

Statements of Financial Condition

Knight Capital Group, Inc. (parent only)

	December 31,
	2011	2010
	(in thousands)
Assets
Cash and cash equivalents	$233,915	$143,240
Financial instruments owned, at fair value	24,802	41,798
Receivable from subsidiaries	119,172	—
Investments in subsidiaries, equity method	1,454,694	1,429,906
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	216	310
Investments	52,102	35,370
Intangible asset, less accumulated amortization	12,933	14,485
Other assets	66,596	95,944

Total assets	$1,964,432	$1,761,053

Liabilities and Stockholders' Equity
Liabilities
Financial instruments sold, not yet purchased, at fair value	$17,532	$33,903
Accrued compensation expense	37,451	28,828
Payable to subsidiaries	—	10,150
Accrued expenses and other liabilities	23,086	16,875
Long term debt	424,338	311,060

Total liabilities	502,407	400,816
Total stockholders' equity	1,462,025	1,360,237

Total liabilities and stockholders' equity	$1,964,432	$1,761,053

The accompanying notes are an integral part of these condensed financial statements.

Statements of Operations

Knight Capital Group, Inc. (parent only)

	For the year ended December 31,
	2011	2010	2009
	(in thousands)
Revenues
Corporate management fees	$—	$—	$9,333
Investment income (loss) and other, net	2,259	(9,163)	(3,168)

Total revenues	2,259	(9,163)	6,165

Expenses
Compensation expense	30,105	27,799	34,591
Interest expense	27,908	20,476	3,198
Professional fees	6,605	7,536	6,382
Business development	2,107	2,802	2,175
Other	8,917	8,029	6,263

Total expenses	75,641	66,642	52,609

Loss before income taxes and equity in earnings of subsidiaries	(73,382)	(75,805)	(46,444)
Income tax benefit	(28,808)	(30,342)	(19,507)

Loss before equity in earnings of subsidiaries	(44,574)	(45,463)	(26,937)
Equity in earnings of subsidiaries	159,811	137,101	144,039

Net income	$115,237	$91,638	$117,102

The accompanying notes are an integral part of these condensed financial statements.

Statements of Cash Flows

Knight Capital Group, Inc. (parent only)

	For the year ended December 31,
	2011	2010	2009
	(In thousands)
Cash flows from operating activities
Net income	$115,237	$91,638	$117,102
Adjustments to reconcile income from continuing operations, net of tax to net cash used in operating activities
Equity in earnings of subsidiaries	(159,811)	(137,101)	(144,039)
Stock-based compensation	6,126	12,099	16,963
Debt discount accretion and other debt related expenses	15,189	11,453	—
Depreciation and amortization	1,652	2,170	178
Unrealized loss on investments	3,433	12,348	8,394
Writedown of assets and lease loss accrual	945	—	—
Decrease (increase) in operating assets
Financial instruments owned, at fair value	626	(4,397)	3,223
Receivable from subsidiaries	(119,172)	—	—
Other assets	29,597	(19,427)	(69,598)
(Decrease) increase in operating liabilities
Payable to subsidiaries	(10,150)	(18,867)	(9,800)
Accrued compensation expense	8,623	(34,147)	5,556
Accrued expenses and other liabilities	5,263	11,507	(22,716)

Net cash used in operating activities	(102,442)	(72,724)	(94,737)

Cash flows from investing activities
Distributions from investments	4,477	37,558	64,303
Purchases of investments	(24,641)	(7,997)	(7,787)
Purchases of fixed assets and leasehold improvements	(7)	(1,035)	(53)
Dividends received from subsidiaries	202,294	118,085	265,180
Capital contributions to subsidiaries	(22,842)	(196,602)	(115,545)

Net cash provided by (used in) investing activities	159,281	(49,991)	206,098

Cash flows from financing activities
Proceeds from term credit agreement	97,838	—	—
Proceeds from issuance of cash convertible notes	—	363,808	—
Repayment of credit facility	—	(140,000)	—
Purchase of call options	—	(73,750)	—
Proceeds from issuance of warrants	—	15,000	—
Stock options exercised	1,000	5,784	11,021
Income tax (provision) benefit related to stock-based compensation	(6,449)	(2,760)	4,374
Cost of common stock repurchased	(58,553)	(60,090)	(33,412)

Net cash provided by (used in) financing activities	33,836	107,992	(18,017)

Increase (decrease) in cash and cash equivalents	90,675	14,723	93,344
Cash and cash equivalents at beginning of period	143,240	157,963	64,619

Cash and cash equivalents at end of period	$233,915	$143,240	$157,963

Supplemental disclosure of cash flow information:
Cash paid for interest	$14,552	$16,648	$3,198

Cash paid for income taxes	$62,116	$59,384	$87,463

The accompanying notes are an integral part of these condensed financial statements.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Basis of consolidation and form of presentation

Basis of consolidation and form of presentation

The accompanying Consolidated Financial Statements, prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"), include the accounts of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated.

Certain reclassifications have been made to the prior years' Consolidated Financial Statements in order to conform to the current year presentation. Such reclassifications are immaterial to both current and all previously issued financial statements taken as a whole and had no effect on previously reported Net income.

The Company consolidates all of its wholly-owned subsidiaries as well as any investment in which it is considered to be the primary beneficiary of a variable interest entity ("VIE"). The Company performs a qualitative assessment to determine if a VIE should be consolidated. The primary attributes the Company assesses include the entity's capital structure and power. The Company will consolidate a VIE if it has both i) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. As of December 31, 2011 and December 31, 2010, the Company was not considered to be a primary beneficiary of any VIE.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include money market accounts, which are payable on demand, and short-term investments with an original maturity of less than 90 days. The carrying amount of such cash equivalents approximates their fair value due to the short-term nature of these instruments.

Market making, sales, trading and execution activities

Market making, sales, trading and execution activities

Financial instruments owned and Financial instruments sold, not yet purchased, which primarily consist of listed and OTC equity securities, are carried at fair value and are recorded on a trade date basis. Net trading revenue (trading gains, net of trading losses) and commissions (which includes commission equivalents earned on institutional client orders) and related expenses are also recorded on a trade date basis. The Company's third party clearing agreements call for payment or receipt of interest income, net of transaction-related interest charged by clearing brokers, for facilitating the settlement and financing of securities transactions. The Company also nets interest income on its securitized HECM loan inventory against interest expense on its liability to GNMA trusts. Interest income and interest expense which has been netted on the Consolidated Statements of Operations is as follows (in millions):

	For the year ended December 31,
	2011	2010	2009
Interest Income	$48.6	15.2	$4.8
Interest Expense	(43.9)	(13.1)	(6.5)

Interest, net	$4.6	2.1	$(1.7)

Totals may not add due to rounding.

Dividend income relating to securities owned and dividend expense relating to securities sold, not yet purchased, derived from the Company's market-making activities are included as a component of Net trading revenue on the Consolidated Statements of Operations. Net trading revenue includes dividend income and expense as follows (in millions):

	For the year ended December 31,
	2011	2010	2009
Dividend Income	$21.8	$24.0	$24.3

Dividend Expense	$(23.2)	$(17.6)	$(22.3)

Payments for order flow represent payments to broker-dealer clients, in the normal course of business, for directing their order flow in U.S. equities and options to the Company. Also included in Payments for order flow are fees paid to third party brokers with respect to wholesale loan production at Urban.

Fair value of financial instruments

Fair value of financial instruments

The Company values its financial instruments using a hierarchy of fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The fair value hierarchy can be summarized as follows:

•

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Changes in fair value are recognized in earnings each period for financial instruments that are carried at fair value. See Footnote 3 "Fair Value of Financial Instruments" for a description of valuation methodologies applied to the classes of financial instruments at fair value.

Securitization activities

Securitization activities

During the first quarter of 2011, the Company began securitizing HECMs under its GNMA issuance authority. Securitization and transfer of financial assets are generally accounted for as sales when the Company has relinquished control over the transferred assets. When a transfer of assets does not meet the GAAP criteria for sale treatment, the assets continue to be recognized in Financial instruments owned, at fair value, and the Company recognizes a corresponding liability recorded as Liability to GNMA trusts, at fair value on the Consolidated Statements of Financial Condition. Based upon the current structure of the GNMA securitization program, the Company currently does not consider its securitizations to meet the GAAP criteria for sale accounting.

The Company has elected to account for our loan inventory and Liability to GNMA trusts associated with the Urban business at fair value, as it believes that fair value better reflects the economics of these loan transactions.

Collateralized agreements and financings

Collateralized agreements and financings

Collateralized agreements consist of securities borrowed. Collateralized financings consist of securities loaned, financial instruments sold under agreements to repurchase, liability to GNMA trusts, at fair value and other secured financings.

•

Securities borrowed and securities loaned transactions are accounted for as collateralized financing transactions and are recorded at the amount of cash collateral advanced or received. Securities borrowed transactions facilitate the securities settlement process and require the Company to deposit cash or other collateral with the lender. Securities loaned transactions help finance the Company's securities inventory whereby the Company lends stock to counterparties in exchange for the receipt of cash or other collateral from the borrower. In these transactions, the Company receives or lends cash or other collateral in an amount generally in excess of the market value of the applicable securities borrowed or loaned. The Company monitors the market value of securities borrowed or loaned on a daily basis, with additional collateral obtained or refunded as necessary.

•

Financial instruments sold under agreements to repurchase are accounted for as collateralized financing transactions and are used to finance inventories of securities and other financial instruments and are recorded at their contractual amount. The Company has entered into bilateral and tri-party term and overnight repurchase agreements which bear interest at negotiated rates. The Company receives cash and makes delivery of financial instruments to a custodian who monitors the market value of these instruments on a daily basis. The market value of the instruments delivered must be equal to or in excess of the principal amount loaned under the repurchase agreements plus the agreed upon margin requirement. The custodian may request additional collateral, if appropriate.

•	Liability to GNMA trusts, at fair value, represents the liability associated with the Company's securitization of HECMs where the securitization does not meet the GAAP criteria for sale treatment.

•

Other secured financings are additional contractual agreements used to finance financial instruments and other assets and are recorded at their contractual amount. These agreements are short-term with durations of typically less than a month and bear interest at negotiated rates. The Company receives cash and pledges financial instruments to banks as collateral for these secured financing arrangements. The market value of the collateral delivered must be in excess of the principal amount loaned plus the agreed upon margin requirement under the secured financings. The banks may request additional collateral, if appropriate.

The Company's collateralized agreements and financings are recorded at amounts that approximate fair value. These items are not materially sensitive to shifts in interest rates because they are short-term in nature and are fully collateralized.

Investments

Investments

Investments primarily comprise strategic investments and deferred compensation investments. Strategic investments include noncontrolling equity ownership interests and debt instruments held by the Company within its non-broker-dealer subsidiaries, primarily in financial services-related businesses. Strategic investments are accounted for under the equity method, at cost or at fair value. The equity method of accounting is used where the Company is considered to exert significant influence on the investee. Strategic investments are held at cost, less impairment if any, when the Company is not considered to exert significant influence on operating and financial policies of the investee. Deferred compensation investments primarily consist of mutual funds, which are accounted for at fair value.

Strategic investments are reviewed on an ongoing basis to ensure that the carrying values of the investments have not been impaired. If the Company determines that an impairment loss on a strategic investment has occurred due to a decline in fair value or other market conditions, the investment is written down to its estimated fair value.

The Company maintains a deferred compensation plan related to certain employees and directors. This plan provides a return to the participants based upon the performance of various investments. In order to hedge its liability under this plan, the Company generally acquires the underlying investments and holds such investments until the deferred compensation liabilities are satisfied. Changes in value of such investments are recorded in Investment income (loss) and other, net, with a corresponding charge or credit to Employee compensation and benefits on the Consolidated Statements of Operations.

Goodwill and intangible assets

Goodwill and intangible assets

The Company tests goodwill and intangible assets with an indefinite useful life for impairment annually or when an event occurs or circumstances change that signifies the existence of an impairment. The Company amortizes other intangible assets on a straight line basis over their estimated useful lives and tests for recoverability whenever events indicate that the carrying amounts may not be recoverable.

Treasury stock

Treasury stock

The Company records its purchases of treasury stock at cost as a separate component of stockholders' equity. The Company obtains treasury stock through purchases in the open market or through privately negotiated transactions. The Company may re-issue treasury stock, at average cost, for the acquisition of new businesses or, in certain instances, as inducement grants to new hires.

Foreign currency translation and foreign currency forward contracts

Foreign currency translation and foreign currency forward contracts

The Company's U.K. subsidiary utilizes the Pound Sterling as its functional currency while the Company's Hong Kong subsidiary utilizes the Hong Kong dollar as its functional currency. For all other entities, the Company's functional currency is the U.S. dollar.

Assets and liabilities of foreign subsidiaries having non-U.S. dollar functional currencies are translated at exchange rates at the end of a period. Revenues and expenses are translated at average exchange rates during the period. Gains and losses resulting from translating foreign currency financial statements into U.S. dollars are included in Accumulated other comprehensive loss on the Consolidated Statements of Financial Condition. Gains or losses resulting from foreign currency transactions are included in Investment income (loss) and other, net on the Company's Consolidated Statements of Operations. For year ended December 31, 2011 and 2010, a gain of $0.2 million and a loss of $0.3 million, respectively, were recorded in Investment income (loss) and other, net on the Company's Consolidated Statements of Operations.

The Company seeks to reduce the impact of fluctuations in foreign exchange rates on its net investment in certain non-U.S. operations through the use of foreign currency forward contracts. For foreign currency forward contracts designated as hedges, the Company assesses the risk management objectives and strategy, including identification of the hedging instrument, the hedged item and the risk exposure and how effectiveness is to be assessed prospectively and retrospectively. The ineffectiveness of the hedge is assessed based on the overall changes in the fair value of the forward contracts. For qualifying net investment hedges, the gains or losses, to the extent effective, are included in Accumulated other comprehensive loss on the Consolidated Statements of Financial Condition. The ineffective portion, if any, is recorded in Investment income (loss) and other, net on the Consolidated Statements of Operations.

Soft dollar expense

Soft dollar expense

Under a commission management program, the Company allows institutional clients to allocate a portion of their gross commissions to pay for research and other services provided by third parties. As the Company acts as an agent in these transactions, it records such expenses on a net basis within Commissions and fees on the Consolidated Statements of Operations.

Depreciation, amortization and occupancy

Depreciation, amortization and occupancy

Fixed assets are depreciated on a straight-line basis over their estimated useful lives of three to seven years. Leasehold improvements are being amortized on a straight-line basis over the shorter of the term of the related office lease or the expected useful life of the assets. The Company capitalizes certain costs associated with the acquisition or development of internal-use software and amortizes the software over its estimated useful life of three years, commencing at the time the software is placed in service. The Company reviews fixed assets and leasehold improvements for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable.

The Company recognizes rent expense under operating leases with fixed rent escalations, lease incentives and free rent periods on a straight-line basis over the lease term beginning on the date the Company takes possession of or controls the use of the space, including during free rent periods.

Lease loss accrual

Lease loss accrual

The Company's policy is to identify excess real estate capacity and where applicable, accrue for related future costs, net of estimated sub-lease income. In the event the Company is able to sublease the excess real estate after recording a lease loss, such accrual is adjusted to the extent the actual terms of sub-leased property differ from the assumptions used in the calculation of the accrual. In the event that the Company concludes that previously determined excess real estate is needed for the Company's use, such lease loss accrual is adjusted accordingly. Any such adjustments to previous lease loss accruals are recorded in Writedown of assets and lease loss accrual (benefit), net on the Consolidated Statements of Operations.

Income taxes

Income taxes

The Company records deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and measures them using the enacted tax rates and laws that will be in effect when such differences are expected to reverse. The Company evaluates the recoverability of future tax deductions by assessing the adequacy of future expected taxable income from all sources, including reversal of temporary differences and forecasted operating earnings. Net deferred tax assets and liabilities are included in Other assets and Accrued expenses and other liabilities, respectively, on the Consolidated Statements of Financial Condition.

Discontinued operations

Discontinued operations

Revenues and expenses associated with a separate segment or reporting unit that has been disposed of through closure or sale are included in Loss from discontinued operations, net of tax on the Consolidated Statements of Operations. Assets and liabilities of discontinued operations are included in Other assets and Accrued expenses and other liabilities, respectively, on the Consolidated Statements of Financial Condition. Cash flows from discontinued operations are presented on the Consolidated Statements of Cash Flows within operating, investing and financing activities, as applicable.

Stock-based compensation

Stock-based compensation

Stock-based compensation is measured based on the grant date fair value of the awards. These costs are amortized over the requisite service period, which is typically the vesting period.

Expected forfeitures are considered in determining stock-based employee compensation expense. For all periods presented, the Company recorded a benefit for expected forfeitures on all outstanding stock-based awards. The benefit recorded did not have a material impact on the results of operations in any of the periods presented.

The Company applies a non-substantive vesting period approach for stock-based awards whereby the expense is accelerated for those employees and directors that receive options and restricted stock units ("RSUs") and are eligible to retire prior to the options or RSUs vesting.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Accounting Standards Updates

Accounting Standards Updates

In April 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update ("ASU") that changes the existing rules for determining when a repurchase agreement should be accounted for as a sale of financial assets or as a secured borrowing. Under this ASU, if a transferor maintains effective control over the transferred financial assets and if there is an agreement that entitles and obligates the transferor to repurchase the financial assets before maturity, the transferor must account for the transaction as a secured borrowing. This ASU is effective prospectively for interim and annual periods beginning on or after December 15, 2011. As the Company accounts for all of its repurchase agreements as secured borrowings based on the terms of the agreements, the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

In May 2011, the FASB issued an ASU to conform existing guidance regarding fair value measurement and related disclosures between U.S. GAAP and International Financial Reporting Standards. The ASU provides guidance on how to measure fair value and additional disclosure requirements. Additional disclosure requirements include transfers between Levels 1 and 2; and for Level 3 fair value measurements, a description of the companies' valuation processes and additional information about unobservable inputs impacting Level 3 measurements. This ASU is effective prospectively for interim and annual periods beginning on or after December 15, 2011. Other than the change in presentation, the Company has determined that the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

In June 2011, the FASB issued an ASU related to the presentation of comprehensive income. The ASU will give companies an option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements; the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. This ASU is effective prospectively for interim and annual periods beginning on or after December 15, 2011. Early adoption is permitted. Other than the change in presentation, the Company has determined that the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

In September 2011, the FASB issued an ASU that changed the guidance regarding the testing of goodwill for impairment. The new guidance provides a company the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If a company determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit, if any. This ASU is effective prospectively for interim and annual periods beginning on or after December 15, 2011. Early adoption is permitted. The Company has concluded that this ASU will not have an impact on its Consolidated Financial Statements.

In December 2011, the FASB issued an ASU that requires additional disclosure requirements about financial assets and liabilities that are subject to netting arrangements. Under the ASU, financial assets and liabilities must be disclosed at their respective gross asset and liability amounts, the amounts offset on the balance sheet and a description of the respective netting arrangements. The new disclosures are required for annual reporting periods beginning on or after January 1, 2013, and are to be applied retrospectively. Other than the change in presentation, the Company has determined that the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Schedule of Interest income and interest expense

	For the year ended December 31,
	2011	2010	2009
Interest Income	$48.6	15.2	$4.8
Interest Expense	(43.9)	(13.1)	(6.5)

Interest, net	$4.6	2.1	$(1.7)

Totals may not add due to rounding.
Component of net trading revenue includes dividend income and expense

	For the year ended December 31,
	2011	2010	2009
Dividend Income	$21.8	$24.0	$24.3

Dividend Expense	$(23.2)	$(17.6)	$(22.3)

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Financial Assets and Liabilities measured at Fair Value on a recurring Basis

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,416.1	$—	$—	$1,416.1
Listed equity options	280.4	—	—	280.4
U.S. government obligations	44.3	—	—	44.3
Corporate debt (2)	73.9	—	—	73.9
Mortgage-backed securities	16.4	—	—	16.4
Loan inventory	—	206.6	—	206.6
Purchased call options	—	17.5	—	17.5
Foreign currency forward contracts	—	4.0	—	4.0
Securitized HECM loan inventory (3)	—	1,722.6	—	1,722.6

Total Financial instruments owned, at fair value	1,831.1	1,950.7	—	3,781.8
Deferred compensation investments (4)	—	20.4	—	20.4
Investment in Deephaven Funds (4)	—	1.3	—	1.3

Total fair value of financial instrument assets	$1,831.1	$1,972.4	$—	$3,803.5

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,369.8	$—	$—	$1,369.8
Listed equity options	254.5	—	—	254.5
U.S. government obligations	10.6	—	—	10.6
Corporate debt (2)	52.4	—	—	52.4
Embedded conversion derivative	—	17.5	—	17.5
Total return swap	—	17.0	—	17.0

Total Financial instruments sold, not yet purchased, at fair value	1,687.3	34.6	—	1,721.9
Liability to GNMA trusts, at fair value (3)	—	1,710.6	—	1,710.6

Total fair value of financial instrument liabilities	$1,687.3	$1,745.2	$—	$3,432.5

(1)	Equities of $400.6 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.4 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HMBS where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $1.1 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition.

Totals may not add due to rounding.

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010	Level 1	Level 2	Level 3	Total

Assets
Financial instruments owned, at fair value:
Equities (1)	$1,299.1	$—	$—	$1,299.1
Listed equity options	41.8	—	—	41.8
U.S. government obligations	3.8	—	—	3.8
Corporate debt (2)	11.1	—	—	11.1
Mortgage-backed securities	22.8	39.6	—	62.4
Loan inventory	—	146.5	—	146.5
Purchased call options	—	33.9	—	33.9
Foreign currency forward contracts	—	4.6	—	4.6

Total Financial instruments owned, at fair value	1,378.6	224.6	—	1,603.1
Deferred compensation investments (3)	—	17.3	—	17.3
Investment in Deephaven Funds (3)	—	3.6	—	3.6

Total fair value of financial instrument assets	$1,378.6	$245.5	$—	$1,624.1

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,164.7	$—	$—	$1,164.7
Listed equity options	40.6	—	—	40.6
U.S. government obligations	54.4	—	—	54.4
Corporate debt (2)	6.3	—	—	6.3
Embedded conversion derivative	—	33.9	—	33.9
Total return swap	—	11.5	—	11.5

Total fair value of financial instrument liabilities	$1,266.0	$45.4	$—	$1,311.3

(1)	Equities of $293.7 million have been netted by their respective long and short positions by CUSIP number.
(3)

Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $2.7 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition.

(2)	Corporate debt of $0.1 million has been netted by respective long and short positions by CUSIP number.

Fair Value of Derivative Instruments effect of changes in Fair Value on statements of operations

	Statements of Financial Condition Location	Fair Value as of December 31,
		2011	2010
Asset Derivatives
Derivative instruments not designated as hedging instruments:	Financial instruments owned, at fair value
Purchased call options		$17.5	$33.9
Listed equity options (1)		280.4	41.8
Foreign currency forward contracts		0.5	—

		$298.4	$75.7

Derivative instruments designated as hedging instruments:	Financial instruments owned, at fair value
Foreign currency forward contracts		$3.5	$4.6

Liability Derivatives
Derivative instruments not designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Embedded conversion derivative		$17.5	$33.9
Listed equity options (1)		254.5	40.6
Total return swap (2)		17.0	11.5

		$289.1	$86.0

(1)

As of December 31, 2011, the Company held 1.3 million long and 1.5 million short listed equity option contracts. As of December 31, 2010, the Company held 0.2 million long and 0.3 million short listed equity option contracts. The contracts are not subject to collateral requirements and are not netted.

(2)	The total return swap liability is offset by an asset which is included in Financial Instruments owned, at fair value on the Company's Consolidated Statements of Financial Condition.

Totals may not add due to rounding.

Fair Value of Derivative instruments Gain (Loss) recognized
	Financial Statements Location	Gain (Loss) Recognized For the year ended December 31,
		2011	2010	2009
Derivative instruments not designated as hedging instruments:
Purchased call options	Investment income (loss) and other, net	$(16.4)	$(48.1)	$—
Listed equity options	Net trading revenue	(2.6)	0.5	(8.6)
Embedded conversion derivative	Investment income (loss) and other, net	16.4	48.1	—
Total return swap (1)	Investment income (loss) and other, net	5.5	—	—
Foreign currency forward contracts	Investment income (loss) and other, net	1.2	—	—

		$4.1	$0.5	$(8.6)

Derivative instruments designated as hedging instruments:
Foreign currency forward contracts	Accumulated other comprehensive loss	$(0.2)	$(1.1)	$—

(1)	Loss on the total return swap is offset by an equal gain on the underlying position which is recorded in Investment income (loss) and other, net on the Company's Consolidated Statements of Operations.

Receivable from and Payable to Brokers, Dealers and Clearing Organizations (Tables)	12 Months Ended
Dec. 31, 2011
Receivable from and Payable to Brokers, Dealers and Clearing Organizations [Abstract]
Schedule of amounts receivable from and payable to brokers, dealers and clearing organizations

	December 31,
	2011	2010
Receivable:
Clearing organizations and other	$554.0	$373.6
Securities failed to deliver	69.9	102.5

	$623.9	$476.2

Payable:
Clearing organizations and other	$306.7	$296.8
Securities failed to receive	15.9	40.6

	$322.7	$337.4

Fixed Assets and Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2011
Fixed Assets and Leasehold Improvements [Abstract]
Schedule of Fixed assets and leasehold improvements

	Depreciation Period	December 31,
		2011	2010
Computer hardware and software	3 years	$126.9	$109.5
Leasehold improvements	*	114.4	103.9
Telephone systems	5 years	10.5	8.9
Furniture and fixtures	7 years	13.9	11.8
Trading systems and equipment	5 years	1.8	2.1

		267.5	236.2
Less — Accumulated depreciation and amortization		156.0	118.6

		$111.5	$117.6

*	— Shorter of life of lease or useful life of assets

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Summary of Investments

	December 31,
	2011	2010
Strategic investments:
Investments accounted for under the equity method	$59.7	$60.2
Investment, held at cost	1.7	—
Common stock of private companies representing less than 20% equity ownership held at adjusted cost	—	0.3

Total Strategic investments	61.5	60.4
Deferred compensation investments	20.4	17.3
Investment in Deephaven Funds	1.3	3.6

Total Investments	$83.2	$81.3

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Schedule of goodwill and intangible assets, net of accumulated amortization

	December 31,
	2011	2010
Market Making
Purchase of Trimark business	$10.1	$10.1
Purchase of Kellogg DMM business units	9.1	9.0
Purchase of Tradetech business	3.0	3.0
Purchase of remaining shares in Knight Roundtable Europe	2.5	2.5

Total	24.7	24.6

Institutional Sales and Trading
Purchase of Libertas business	114.3	114.3
Purchase of Urban business	17.8	17.8
Purchase of Astor business	12.1	12.1
Purchase of Donaldson business	3.6	3.6

Total	147.7	147.7

Electronic Execution Services
Purchase of Hotspot business	55.7	55.7
Purchase of EdgeTrade business	51.7	51.7
Purchase of Direct Trading business	43.8	43.8
Purchase of ValuBond business	14.2	14.2

Total	165.4	165.4

Corporate and Other
Other	—	1.0

Total	—	1.0

Consolidated Total	$337.8	$338.7

Finite-lived intangible assets, net of accumulated amortization

	December 31,
	2011	2010
Market Making
Trading rights	$25.3	$27.6

Total	25.3	27.6

Institutional Sales and Trading
Customer and broker relationships	24.2	31.7
Trade names	1.4	1.5
Other	3.9	4.9

Total	29.4	38.1

Electronic Execution Services
Customer and broker relationships	26.7	30.5
Trade names	6.2	6.7
Other	5.2	7.0

Total	38.2	44.1

Consolidated Total	$92.9	$109.8

		December 31,
		2011	2010
Customer and broker relationships (1)	Gross carrying amount	$93.6	$95.1
	Accumulated amortization	(42.7)	(32.8)

	Net carrying amount	50.9	62.2

Trading Rights (2)	Gross carrying amount	28.5	28.6
	Accumulated amortization	(3.2)	(1.0)

	Net carrying amount	25.3	27.6

Trade names (3)	Gross carrying amount	9.8	9.8
	Accumulated amortization	(2.2)	(1.7)

	Net carrying amount	7.6	8.1

Other (4)	Gross carrying amount	18.8	18.5
	Accumulated amortization	(9.6)	(6.6)

	Net carrying amount	9.2	11.9

Total	Gross carrying amount	150.7	152.0
	Accumulated amortization	(57.8)	(42.2)

	Net carrying amount	$92.9	$109.8

(1)	Customer and broker relationships primarily relate to the Donaldson, Direct Trading, Hotspot, EdgeTrade, Libertas, Urban and Astor acquisitions. The weighted average remaining life is approximately 10 years as of December 31, 2011 and December 31, 2010. Lives may be reduced depending upon actual retention rates.
(2)	Trading rights provide the Company with the rights to trade on certain exchanges. The weighted average remaining life is approximately 14 years as of December 31, 2011 and 10 years as of December 31, 2010.
(3)	Trade names relate to the acquisitions of Hotspot, EdgeTrade and Urban. The weighted average remaining life is approximately 14 years as of December 31, 2011 and December 31, 2010.
(4)	Other primarily includes technology and non-compete agreements acquired by the Company. The weighted average remaining life is approximately two and three years as of December 31, 2011 and December 31, 2010, respectively.

Schedule of amortization expense

	For the year ended December 31,
	2011	2010	2009
Amortization Expense	$15.8	$12.8	$10.8

Schedule of estimated amortization expense

Amortization expense
For the year ended December 31, 2012	15.7
For the year ended December 31, 2013	12.9
For the year ended December 31, 2014	10.2
For the year ended December 31, 2015	8.1
For the year ended December 31, 2016	5.3

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Summary of Long-term debt

	December 31,
	2011	2010
Term Credit Agreement	$100.0	$—
Convertible Notes	324.3	311.1

	$424.3	$311.1

Schedule of recorded expenses with respect to notes

	For the year ended December 31,
	2011	2010
Interest expense	$27.8	$19.6
Amortization of debt issuance cost (1)	2.4	1.3
Commitment Fee (1)	0.3	—

Total	$30.5	$20.9

(1)	Included in Other expense.

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Employee compensation and benefits, Restricted awards

	For the year ended December 31,
	2011	2010	2009
Stock award compensation expense	$49.6	$49.1	$46.2

Income tax benefit	$19.4	$19.6	$18.5

Summary of restricted awards activity
	2011
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant date Fair Value	Number of Units	Weighted- Average Grant date Fair Value
Outstanding at January 1,	1,154.7	$16.60	6,329.1	$15.08
Granted	—	—	5,984.0	13.63
Vested	(830.3)	16.77	(2,083.3)	16.21
Forfeited	(17.4)	15.69	(2,514.2)	14.92

Outstanding at December 31,	306.9	$16.20	7,715.6	$14.33

	2010
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant date Fair Value	Number of Units	Weighted- Average Grant date Fair Value
Outstanding at January 1,	2,186.5	$16.92	3,590.7	$15.60
Granted	397.0	15.66	3,834.5	15.28
Vested	(1,208.0)	17.03	(869.6)	17.83
Forfeited	(220.8)	15.76	(226.6)	16.19

Outstanding at December 31,	1,154.7	$16.60	6,329.1	$15.08

	2009
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant Date Fair Value	Number of Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1,	3,248.4	$16.95	782.6	$13.90
Granted	636.7	16.84	2,958.3	16.05
Vested	(1,647.7)	16.94	(137.8)	13.90
Forfeited	(50.8)	16.90	(12.3)	18.45

Outstanding at December 31,	2,186.5	$16.92	3,590.7	$15.60

Weighted-average assumptions

	2010	2009
Dividend yield	0.0%	0.0%
Expected volatility	40.0%	40.0%
Risk-free interest rate	1.1%	1.5%
Expected life (in years)	3.5	3.5

Compensation expense relating to stock options

	For the year ended December 31,
	2011	2010	2009
Stock option compensation expense	$1.2	$2.7	$2.1

Income tax benefit	$0.5	$1.1	$0.8

Summary of stock option activity
	Number of Stock Options		Weighted- Average Exercise Price		Aggregate Intrinsic Value (in millions)		Weighted- Average Remaining Life (years)
2011
Outstanding at January 1,		3,739.9		$14.06
Granted at market value		—		—
Exercised		(90.7)		11.02
Forfeited or expired		(820.4)		16.39

Outstanding at December 31,		2,828.8		$13.48		$2.6		4.76

Exercisable at December 31,		2,283.7		$12.90		$2.6		3.96

Available for future grants at December 31, *		9,475.9

2010
Outstanding at January 1,		3,554.0		$13.29
Granted at market value		1,185.1		15.89
Exercised		(590.6)		9.81
Forfeited or expired		(408.6)		18.85

Outstanding at December 31,		3,739.9		$14.06		$5.3		5.97

Exercisable at December 31,		2,573.0		$13.17		$5.3		4.63

Available for future grants at December 31, *		10,910.2

2009
Outstanding at January 1,		4,748.3		$13.32
Granted at market value		210.0		15.78
Exercised		(1,083.4)		10.15
Forfeited or expired		(321.0)		25.96

Outstanding at December 31,		3,554.0		$13.29		$11.1		4.95

Exercisable at December 31,		2,953.4		$12.60		$11.1		4.40

Available for future grants at December 31, *		8,651.3

Totals may not add due to rounding.

*	Represents both options and awards available for grant

Schedule of stock option plans, by exercise price range

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at 12/31/11	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at 12/31/11	Weighted- Average Exercise Price
$4.57 - $9.81	513.7	3.12	8.46	513.7	8.46
$10.24 - $10.24	498.9	2.86	10.24	498.9	10.24
$10.30 - $15.75	405.4	2.70	13.27	405.4	13.27
$15.84 - $15.84	729.4	8.04	15.84	245.4	15.84
$16.09 - $17.97	671.5	5.08	17.19	610.4	17.26
$19.36 - $19.36	10.0	5.01	19.36	10.0	19.36

	2,828.8	4.76	13.48	2,283.7	12.90

Employee Benefit Plan (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Total yearly expenses of employee benefit plan

For the year ended December 31, 2011	$6.5
For the year ended December 31, 2010	5.8
For the year ended December 31, 2009	5.5

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule of losses from discontinued operations net of tax

	For the year ended December 31,
	2011	2010	2009
Revenues	$0.1	$(0.0)	$3.3

Pre-tax loss from discontinued operations	$(0.2)	$(0.2)	$(52.7)
Income tax (expense) benefit	(0.2)	(0.1)	18.2

Loss from discontinued operations, net of tax	$(0.4)	$(0.4)	$(34.5)

Schedule of discontinued operations assets and liabilities recorded in other assets and accrued expenses and other liabilities

	December 31,
	2011	2010
Assets:
Cash and cash equivalents	$0.4	$0.8
Deferred compensation and other assets	1.1	2.9

Total assets	$1.5	$3.7

Liabilities:
Accrued compensation expense	$—	$2.5
Accrued expenses and other liabilities	1.0	1.6

Total liabilities	$1.0	$4.1

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision (benefit) for income taxes from continuing operations

	For the year ended December 31,
	2011	2010	2009
Current:
U.S. federal	$63.0	$40.0	$73.2
U.S. state and local	5.2	9.3	13.1
Non U.S.	0.8	0.2	0.2

	69.0	49.5	86.5

Deferred:
U.S. federal	$(0.9)	$13.6	13.3
U.S. state and local	4.2	(1.8)	(4.9)
Non U.S.	(0.8)	(3.3)	(13.7)

	2.5	8.5	(5.3)

Provision for income taxes	$71.5	$58.0	$81.2

Income tax expense (benefit) from continuing operations

	For the year ended December 31,
	2011	2010	2009
U.S. federal income tax expense at statutory rate	$65.5	$52.5	$81.5
U.S. state and local income tax expense, net of U.S. federal income tax effect	6.0	4.9	5.4

Non U.S.	0.0	0.0	0.2
Nondeductible charges	1.0	1.0	1.2
Recognition of purchased federal net operating losses	0.0	0.0	(5.7)
Other, net	(1.0)	(0.4)	(1.4)

Income tax expense	$71.5	$58.0	$81.2

Components of deferred tax assets and liabilities

	December 31,
	2011	2010
Deferred tax assets:
Employee compensation and benefit plans	$33.5	$37.1
Fixed assets and other amortizable assets	13.1	3.9
Lease loss and other reserves	4.6	2.5
Valuation of investments	4.2	4.5
Tax credit and loss carryforwards	33.7	37.3
Less: Valuation allowance on tax credit and loss carryforwards	(8.8)	(9.0)

Total deferred tax assets	80.3	76.3

Deferred tax liabilities
Employee compensation and benefit plans	0.1	—
Fixed assets and other amortizable assets	28.1	21.3
Valuation of investments	8.1	7.8
Tax credit and loss carryforwards	17.8	17.1

Total deferred tax liabilities	54.0	46.2

Net deferred tax assets	$26.3	$30.1

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of calculation of numerator and denominator in earnings per share

	For the year ended December 31,
	2011		2010		2009
	Numerator / net income	Denominator / shares	Numerator / net income	Denominator / shares	Numerator / net income	Denominator / shares
Income and shares used in basic calculations	$115.2	91.5	$91.6	90.2	$117.1	89.1
Effect of dilutive stock based awards	—	3.5	—	4.3	—	5.4

Income and shares used in diluted calculations	$115.2	95.0	$91.6	94.4	$117.1	94.5

Basic earnings per share		$1.26		$1.02		$1.31

Diluted earnings per share		$1.21		$0.97		$1.24

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Schedule of lease and contract obligations

	Gross Lease Obligations	Sublease Income	Net Lease Obligations	Other Obligations
Year ending December 31, 2012	24.2	1.5	22.7	12.2
Year ending December 31, 2013	22.3	1.6	20.8	—
Year ending December 31, 2014	21.1	1.4	19.7	—
Year ending December 31, 2015	20.3	1.3	19.0	—
Year ending December 31, 2016	19.9	1.3	18.5	—
Thereafter through August 31, 2023	97.1	1.6	95.5	—

	$204.9	$8.7	$196.2	$12.2

Fair Value of Asset or Liability on Futures Contracts

Futures Contracts	Statements of Financial Condition Location	Fair Value of asset or (liability) as of December 31,
		2011	2010
Notional Value	Not Applicable	$(20.8)	$(64.6)

Fair Value	Receivable from brokers, dealers and clearing organizations	$0.9	$(0.3)

Schedule of Unrealized Gain (Loss) on Futures Contracts

Futures Contracts	Statements of Operations Location	Loss Recognized for the year ended December 31,
		2011	2010	2009
Unrealized loss	Net trading revenue	$(75.8)	$(63.1)	$(48.9)

Net Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Net Capital Requirements [Abstract]
Net capital levels and requirements for U.S. registered broker-dealer subsidiaries

Entity	Net Capital	Net Capital Requirement	Excess Net Capital
KCA	$278.0	$1.0	$277.0
KECS	$116.4	$0.6	$115.8

Financial resource requirements on significant foreign regulated broker-dealers

Entity	Financial Resources	Resource Requirement	Excess Financial Resources
Knight Capital Europe Limited	$124.8	$30.9	$93.9

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Urban Business [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of assets acquired and liabilities assumed

Agreed purchase price	$24.0
Adjustment for working capital	4.4

Purchase of business	$28.4

Cash	$4.6
Goodwill	17.8
Intangible assets	6.5
Other assets	6.1
Accrued expenses and other liabilities	(6.5)

Purchase of business	$28.4

Astor Business [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of assets acquired and liabilities assumed

Agreed purchase price	$18.0

Cash	$0.1
Goodwill	12.1
Intangible assets	5.7
Other assets	0.4
Accrued expenses and other liabilities	(0.2)

Purchase of business	$18.0

Kellogg Business [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of assets acquired and liabilities assumed

Agreed purchase price	$22.5

Goodwill	9.1
Intangible assets	13.0
Other assets	0.4

Purchase of business	$22.5

Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Income (Loss) from continuing operations before income taxes ("Pre-tax earnings") and total assets by segment

	Market Making	Institutional Sales and Trading	Electronic Execution Services	Corporate and Other	Consolidated Total
For the year ended December 31, 2011:
Revenues	$704.5	$511.5	$167.9	$20.6	$1,404.5
Pre-tax earnings (1)	256.1	(44.4)	49.5	(74.1)	187.1
Total assets (3)	2,102.3	3,091.9	280.7	1,676.5	7,151.4

For the year ended December 31, 2010:
Revenues (4)	$549.1	$457.6	$138.2	$4.1	$1,149.1
Pre-tax earnings (2)	209.9	(19.5)	37.4	(77.9)	150.0
Total assets (3)	1,774.5	1,117.9	304.6	1,469.5	4,666.5

For the year ended December 31, 2009:
Revenues	$558.3	$495.6	$102.0	$6.6	$1,162.4
Pre-tax earnings (1)	197.8	64.4	18.4	(47.9)	232.8
Total assets (3)	1,265.4	437.1	289.1	1,008.3	3,000.0

Totals may not add due to roundings.

(1)	- Included in Pre-tax earnings for the year ended December 31, 2011 is a Restructuring charge of $28.6 million which includes $0.5 million for Market Making, $23.9 million for Institutional Sales and Trading, $0.4 million for Electronic Execution Services, and $3.8 million for Corporate and Other.
(2)	- Included in Pre-tax earnings for the year ended December 31, 2010 is a Restructuring charge of $16.7 million which includes $1.6 million for Market Making, $14.3 million for Institutional Sales and Trading, $0.1 million for Electronic Execution Services, and $0.7 million for Corporate and Other.
(3)	- Total assets do not include Assets within discontinued operations of $1.3 million, $3.7 million and $14.0 million at December 31, 2011, 2010 and 2009, respectively.
(4)	- Included in Institutional Sales and Trading revenues for the year ended 2010 are fees of $2.9 million resulting from the Company acting as joint lead manager in its Note offering (see Footnote 9 "Long-Term Debt"). An offsetting elimination was included in Corporate and Other revenues to eliminate this fee for consolidation purposes.

Revenues by geographic area

	U.S.	International	Consolidated Total
For the year ended December 31, 2011:
Revenues	$1,264.9	$139.6	$1,404.5

For the year ended December 31, 2010:
Revenues	$1,019.7	$129.3	$1,149.1

For the year ended December 31, 2009:
Revenues	$1,052.1	$110.4	$1,162.4

Totals may not add due to roundings

Condensed Financial Statements of Knight Capital Group, Inc. (parent only) (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements of Knight Capital Group, Inc. (parent only) [Abstract]
Statements of Financial Condition (parent only)

	December 31,
	2011	2010
	(in thousands)
Assets
Cash and cash equivalents	$233,915	$143,240
Financial instruments owned, at fair value	24,802	41,798
Receivable from subsidiaries	119,172	—
Investments in subsidiaries, equity method	1,454,694	1,429,906
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	216	310
Investments	52,102	35,370
Intangible asset, less accumulated amortization	12,933	14,485
Other assets	66,596	95,944

Total assets	$1,964,432	$1,761,053

Liabilities and Stockholders' Equity
Liabilities
Financial instruments sold, not yet purchased, at fair value	$17,532	$33,903
Accrued compensation expense	37,451	28,828
Payable to subsidiaries	—	10,150
Accrued expenses and other liabilities	23,086	16,875
Long term debt	424,338	311,060

Total liabilities	502,407	400,816
Total stockholders' equity	1,462,025	1,360,237

Total liabilities and stockholders' equity	$1,964,432	$1,761,053

Statements of Operations (parent only)

	For the year ended December 31,
	2011	2010	2009
	(in thousands)
Revenues
Corporate management fees	$—	$—	$9,333
Investment income (loss) and other, net	2,259	(9,163)	(3,168)

Total revenues	2,259	(9,163)	6,165

Expenses
Compensation expense	30,105	27,799	34,591
Interest expense	27,908	20,476	3,198
Professional fees	6,605	7,536	6,382
Business development	2,107	2,802	2,175
Other	8,917	8,029	6,263

Total expenses	75,641	66,642	52,609

Loss before income taxes and equity in earnings of subsidiaries	(73,382)	(75,805)	(46,444)
Income tax benefit	(28,808)	(30,342)	(19,507)

Loss before equity in earnings of subsidiaries	(44,574)	(45,463)	(26,937)
Equity in earnings of subsidiaries	159,811	137,101	144,039

Net income	$115,237	$91,638	$117,102

Statements of Cash Flows (parent only)

	For the year ended December 31,
	2011	2010	2009
	(In thousands)
Cash flows from operating activities
Net income	$115,237	$91,638	$117,102
Adjustments to reconcile income from continuing operations, net of tax to net cash used in operating activities
Equity in earnings of subsidiaries	(159,811)	(137,101)	(144,039)
Stock-based compensation	6,126	12,099	16,963
Debt discount accretion and other debt related expenses	15,189	11,453	—
Depreciation and amortization	1,652	2,170	178
Unrealized loss on investments	3,433	12,348	8,394
Writedown of assets and lease loss accrual	945	—	—
Decrease (increase) in operating assets
Financial instruments owned, at fair value	626	(4,397)	3,223
Receivable from subsidiaries	(119,172)	—	—
Other assets	29,597	(19,427)	(69,598)
(Decrease) increase in operating liabilities
Payable to subsidiaries	(10,150)	(18,867)	(9,800)
Accrued compensation expense	8,623	(34,147)	5,556
Accrued expenses and other liabilities	5,263	11,507	(22,716)

Net cash used in operating activities	(102,442)	(72,724)	(94,737)

Cash flows from investing activities
Distributions from investments	4,477	37,558	64,303
Purchases of investments	(24,641)	(7,997)	(7,787)
Purchases of fixed assets and leasehold improvements	(7)	(1,035)	(53)
Dividends received from subsidiaries	202,294	118,085	265,180
Capital contributions to subsidiaries	(22,842)	(196,602)	(115,545)

Net cash provided by (used in) investing activities	159,281	(49,991)	206,098

Cash flows from financing activities
Proceeds from term credit agreement	97,838	—	—
Proceeds from issuance of cash convertible notes	—	363,808	—
Repayment of credit facility	—	(140,000)	—
Purchase of call options	—	(73,750)	—
Proceeds from issuance of warrants	—	15,000	—
Stock options exercised	1,000	5,784	11,021
Income tax (provision) benefit related to stock-based compensation	(6,449)	(2,760)	4,374
Cost of common stock repurchased	(58,553)	(60,090)	(33,412)

Net cash provided by (used in) financing activities	33,836	107,992	(18,017)

Increase (decrease) in cash and cash equivalents	90,675	14,723	93,344
Cash and cash equivalents at beginning of period	143,240	157,963	64,619

Cash and cash equivalents at end of period	$233,915	$143,240	$157,963

Supplemental disclosure of cash flow information:
Cash paid for interest	$14,552	$16,648	$3,198

Cash paid for income taxes	$62,116	$59,384	$87,463

Organization and Description of the Business (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2011
Organization and description of the business (Textual) [Abstract]
Previous number of operating segments		3
Number of operating segments		4
Pre-tax loss on stock trade	$ (446.5)
Proceeds from issuance of convertible preferred stock	$ 400

Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of interest income and interest expense
Interest income (expense)	$ 4,649	$ 2,092	$ (1,712)
Interest Income [Member]
Schedule of interest income and interest expense
Interest income (expense)	48,600	15,200	4,800
Interest Expense [Member]
Schedule of interest income and interest expense
Interest income (expense)	$ (43,900)	$ (13,100)	$ (6,500)

Significant Accounting Policies (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of net trading revenue includes dividend income and expense
Dividend Income	$ 21.8	$ 24	$ 24.3
Dividend Expense	$ (23.2)	$ (17.6)	$ (22.3)

Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009
Significant Accounting Policies (Textual) [Abstract]
Maximum maturity of short term investments	90 days
Investment income and other, net	$ 17,978	$ (2,957)	$ 7,053
Estimated useful lives of fixed assets, Minimum	3
Estimated useful lives of fixed assets, Maximum	7
Estimated useful lives of software	3	11
Foreign Currency Gain (Loss) [Member]
Significant Accounting Policies (Textual) [Abstract]
Investment income and other, net	$ 200	$ 300

Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	$ 3,781,791,000	$ 1,603,139,000
Total fair value of financial instrument assets	3,803,500,000	1,624,100,000
Financial instruments sold, not yet purchased, at fair value	1,721,892,000	1,311,324,000
Total fair value of financial instrument liabilities	3,432,500,000	1,311,300,000
Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,831,100,000	1,378,600,000
Total fair value of financial instrument assets	1,831,100,000	1,378,600,000
Financial instruments sold, not yet purchased, at fair value	1,687,300,000
Total fair value of financial instrument liabilities	1,687,300,000	1,266,000,000
Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,950,700,000	224,600,000
Deferred compensation investments	1,100,000	2,700,000
Total fair value of financial instrument assets	1,972,400,000	245,500,000
Financial instruments sold, not yet purchased, at fair value	34,600,000
Total fair value of financial instrument liabilities	1,745,200,000	45,400,000
Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Total fair value of financial instrument assets	0	0
Financial instruments sold, not yet purchased, at fair value	0
Total fair value of financial instrument liabilities	0	0
Equities [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,416,100,000	1,299,100,000
Financial instruments sold, not yet purchased, at fair value	1,369,800,000	1,164,700,000
Equities [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,416,100,000	1,299,100,000
Financial instruments sold, not yet purchased, at fair value	1,369,800,000	1,164,700,000
Equities [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Equities [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Listed equity options [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	280,400,000	41,800,000
Financial instruments sold, not yet purchased, at fair value	254,500,000	40,600,000
Listed equity options [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	280,400,000	41,800,000
Financial instruments sold, not yet purchased, at fair value	254,500,000	40,600,000
Listed equity options [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Listed equity options [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
U.S. government obligations [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	44,300,000	3,800,000
Financial instruments sold, not yet purchased, at fair value	10,600,000	54,400,000
U.S. government obligations [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	44,300,000	3,800,000
Financial instruments sold, not yet purchased, at fair value	10,600,000	54,400,000
U.S. government obligations [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
U.S. government obligations [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Corporate debt [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	73,900,000	11,100,000
Financial instruments sold, not yet purchased, at fair value	52,400,000	6,300,000
Corporate debt [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	73,900,000	11,100,000
Financial instruments sold, not yet purchased, at fair value	52,400,000	6,300,000
Corporate debt [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Corporate debt [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Financial instruments sold, not yet purchased, at fair value	0	0
Embedded conversion derivative [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	17,500,000	33,900,000
Embedded conversion derivative [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	0	0
Embedded conversion derivative [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	17,500,000	33,900,000
Embedded conversion derivative [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	0	0
Total return swap [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	17,000,000	11,500,000
Total return swap [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	0	0
Total return swap [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	17,000,000	11,500,000
Total return swap [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments sold, not yet purchased, at fair value	0	0
Mortgage-backed securities [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	16,400,000	62,400,000
Mortgage-backed securities [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	16,400,000	22,800,000
Mortgage-backed securities [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	39,600,000
Mortgage-backed securities [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Loans inventory [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	206,600,000	146,500,000
Loans inventory [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Loans inventory [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	206,600,000	146,500,000
Loans inventory [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Purchased call options [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	17,500,000	33,900,000
Purchased call options [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Purchased call options [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	17,500,000	33,900,000
Purchased call options [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Foreign currency forward contracts [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	4,000,000	4,600,000
Foreign currency forward contracts [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Foreign currency forward contracts [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	4,000,000	4,600,000
Foreign currency forward contracts [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0	0
Securitized HECM loan inventory [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,722,600,000
Securitized HECM loan inventory [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0
Securitized HECM loan inventory [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	1,722,600,000
Securitized HECM loan inventory [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Financial instruments owned, at fair value	0
Liability to GNMA trusts, at fair value [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument liabilities	1,710,600,000
Liability to GNMA trusts, at fair value [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument liabilities	0
Liability to GNMA trusts, at fair value [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument liabilities	1,710,600,000
Liability to GNMA trusts, at fair value [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument liabilities	0
Deferred compensation investments [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Deferred compensation investments	20,400,000	17,300,000
Deferred compensation investments [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Deferred compensation investments	0	0
Deferred compensation investments [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Deferred compensation investments	20,400,000	17,300,000
Deferred compensation investments [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Deferred compensation investments	0	0
Investment in Deephaven Funds [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument assets	1,300,000	3,600,000
Investment in Deephaven Funds [Member] | Level 1 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument assets	0	0
Investment in Deephaven Funds [Member] | Level 2 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument assets	1,300,000	3,600,000
Investment in Deephaven Funds [Member] | Level 3 [Member]
Financial assets and liabilities measured at fair value on a recurring basis
Total fair value of financial instrument assets	$ 0	$ 0

Fair Value of Financial Instruments (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	$ 3,781,791,000	$ 1,603,139,000
Financial instruments sold, not yet purchased, at fair value	1,721,892,000	1,311,324,000
Long listed equity option contracts	1,300,000	200,000
Short listed equity option contracts	1,500,000	300,000
Derivative instruments designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	3,500,000	4,600,000
Derivative Instruments not designated as hedging instruments [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	298,400,000	75,700,000
Financial instruments sold, not yet purchased, at fair value	289,100,000	86,000,000
Derivative Instruments not designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	500,000	0
Derivative Instruments not designated as hedging instruments [Member] | Embedded conversion derivative [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments sold, not yet purchased, at fair value	17,500,000	33,900,000
Derivative Instruments not designated as hedging instruments [Member] | Total return swap [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments sold, not yet purchased, at fair value	17,000,000	11,500,000
Derivative Instruments not designated as hedging instruments [Member] | Listed equity options [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	280,400,000	41,800,000
Financial instruments sold, not yet purchased, at fair value	254,500,000	40,600,000
Derivative Instruments not designated as hedging instruments [Member] | Purchased call options [Member]
Fair Value of Derivative Instruments Effect of Changes in Fair Value on Statements of Operations
Financial instruments owned, at fair value	$ 17,500,000	$ 33,900,000

Fair Value of Financial Instruments (Details 2) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Derivative instruments designated as hedging instruments [Member] Foreign currency forward contracts [Member]	Dec. 31, 2010 Derivative instruments designated as hedging instruments [Member] Foreign currency forward contracts [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member]	Dec. 31, 2009 Derivative Instruments not designated as hedging instruments [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member] Purchased call options [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member] Purchased call options [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member] Listed equity options [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member] Listed equity options [Member]	Dec. 31, 2009 Derivative Instruments not designated as hedging instruments [Member] Listed equity options [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member] Total return swap [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member] Total return swap [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member] Embedded conversion derivative [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member] Embedded conversion derivative [Member]	Dec. 31, 2011 Derivative Instruments not designated as hedging instruments [Member] Foreign currency forward contracts [Member]	Dec. 31, 2010 Derivative Instruments not designated as hedging instruments [Member] Foreign currency forward contracts [Member]
Fair value of derivative instruments gain (loss) recognized
Investment income (loss) and other, net									$ (16,400,000)	$ (48,100,000)				$ 5,500,000	$ 0	$ 16,400,000	$ 48,100,000	$ 1,200,000	$ 0
Net trading revenue	631,989,000	489,394,000	486,684,000								(2,600,000)	500,000	(8,600,000)
Derivative instruments not designated as hedging instruments, Gain (Loss)						4,100,000	500,000	(8,600,000)
Accumulated other comprehensive loss	$ (773,000)	$ (265,000)		$ (200,000)	$ (1,100,000)

Fair Value of Financial Instruments (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 GBP (£)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 GBP (£)	Dec. 31, 2011 Level 2 [Member] USD ($)	Dec. 31, 2010 Level 2 [Member] USD ($)
Fair value of financial instruments (Textual) [Abstract]
Equities	$ 400.6			$ 293.7
Long listed equity option contracts	1.3			0.2
Short listed equity option contracts	1.5			0.3
Deferred compensation investments						1.1	2.7
Transfers of financial instruments between levels	0
Notional value of foreign currency forward		6	75		75
Long and short listed equity option contracts	$ 0.4			$ 0.1

Collateralized Transactions (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Collateralized Transactions (Textual) [Abstract]
Fair value of financial instruments received as collateral, permitted to deliver	$ 2,120,000,000	$ 212,400,000
Financial instruments pledged to counterparties at fair value	2,120,000,000	212,400,000
Financial instruments, owned and not pledged, at fair value	550,900,000	543,300,000
Repurchase agreements and other secured financings, maturity (years)	1 year
Fair Value of Financial instruments received as collateral [Member]
Collateralized Transactions (Textual) [Abstract]
Fair value of financial instruments received as collateral, permitted to deliver	1,290,000,000	1,130,000,000
Fair value of financial instruments received as collateral, delivered or repledged	1,230,000,000	1,090,000,000
Fair value of financial instruments received as collateral, further repledged by receiving counterparty	275,900,000	242,300,000
Financial instruments pledged to counterparties at fair value	$ 1,290,000,000	$ 1,130,000,000

Receivable from and Payable to Brokers, Dealers and Clearing Organizations (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of amounts receivable from and payable to brokers, dealers and clearing organizations
Clearing organizations and other, Receivable	$ 554,000,000	$ 373,600,000
Securities failed to deliver, Receivable	69,900,000	102,500,000
Receivable from brokers, dealers and clearing organizations	623,897,000	476,159,000
Clearing organizations and other, Payable	306,700,000	296,800,000
Securities failed to receive, Payable	15,900,000	40,600,000
Payable to brokers, dealers and clearing organizations	$ 322,660,000	$ 337,430,000

Fixed Assets and Leasehold Improvements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years
Schedule of Fixed assets and leasehold improvements
Fixed assets and leasehold improvements, gross	$ 267,500,000	$ 236,200,000
Less - Accumulated depreciation and amortization	156,009,000	118,552,000
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	111,464,000	117,601,000
Computer hardware and software [Member]
Schedule of Fixed assets and leasehold improvements
Depreciation Period (years)	3	3
Fixed assets and leasehold improvements, gross	126,900,000	109,500,000
Leasehold improvements [Member]
Schedule of Fixed assets and leasehold improvements
Fixed assets and leasehold improvements, gross	114,400,000	103,900,000
Telephone systems [Member]
Schedule of Fixed assets and leasehold improvements
Depreciation Period (years)	5	5
Fixed assets and leasehold improvements, gross	10,500,000	8,900,000
Furniture and fixtures [Member]
Schedule of Fixed assets and leasehold improvements
Depreciation Period (years)	7	7
Fixed assets and leasehold improvements, gross	13,900,000	11,800,000
Trading systems and equipment [Member]
Schedule of Fixed assets and leasehold improvements
Depreciation Period (years)	5	5
Fixed assets and leasehold improvements, gross	$ 1,800,000	$ 2,100,000

Investments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Strategic Investments:
Investments accounted for under the equity method	$ 59,700,000	$ 60,200,000
Investment, held at cost	1,700,000	0
Common stock of private companies representing less than 20% equity ownership held at adjusted cost	0	300,000
Total Strategic Investments	61,500,000	60,400,000
Deferred compensation investments	20,400,000	17,300,000
Investment in Deephaven Funds	1,300,000	3,600,000
Total Investments	$ 83,231,000	$ 81,331,000

Investments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investments (Textual) [Abstract]
Included in investments accounted for under the equity method	$ 29.1	$ 46
Percentage of equity in common stock of private companies cover under strategic investment	Less than 20%

Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	$ 337.8	$ 338.7
Market Making [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	24.7	24.6
Market Making [Member] | Purchase of Trimark business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	10.1	10.1
Market Making [Member] | Purchase of Kellogg DMM & LMM business units [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	9.1	9
Market Making [Member] | Purchase of Tradetech business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	3	3
Market Making [Member] | Purchase of remaining shares in Knight Roundtable Europe [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	2.5	2.5
Institutional Sales and Trading [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	147.7	147.7
Institutional Sales and Trading [Member] | Purchase of Libertas business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	114.3	114.3
Institutional Sales and Trading [Member] | Purchase of Urban business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	17.8	17.8
Institutional Sales and Trading [Member] | Purchase of Astor business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	12.1	12.1
Institutional Sales and Trading [Member] | Purchase of Donaldson business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	3.6	3.6
Electronic Execution Services [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	165.4	165.4
Electronic Execution Services [Member] | Purchase of Hotspot business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	55.7	55.7
Electronic Execution Services [Member] | Purchase of Edge Trade business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	51.7	51.7
Electronic Execution Services [Member] | Purchase of Direct Trading business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	43.8	43.8
Electronic Execution Services [Member] | Purchase of ValuBond business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	14.2	14.2
Corporate and Other [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	0	1
Corporate and Other [Member] | Other business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	$ 0	$ 1

Goodwill and Intangible Assets (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Finite-lived intangible assets, net of accumulated amortization
Gross carrying amount	$ 150,700,000	$ 152,000,000
Accumulated amortization	(57,793,000)	(42,171,000)
Net carrying amount	92,900,000	109,800,000
Market Making [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	25,300,000	27,600,000
Institutional Sales and Trading [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	29,400,000	38,100,000
Electronic Execution Services [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	38,200,000	44,100,000
Customer and broker relationships [Member]
Finite-lived intangible assets, net of accumulated amortization
Gross carrying amount	93,600,000	95,100,000
Accumulated amortization	(42,700,000)	(32,800,000)
Net carrying amount	50,900,000	62,200,000
Customer and broker relationships [Member] | Institutional Sales and Trading [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	24,200,000	31,700,000
Customer and broker relationships [Member] | Electronic Execution Services [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	26,700,000	30,500,000
Trading rights [Member]
Finite-lived intangible assets, net of accumulated amortization
Gross carrying amount	28,500,000	28,600,000
Accumulated amortization	(3,200,000)	(1,000,000)
Net carrying amount	25,300,000	27,600,000
Trading rights [Member] | Market Making [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	25,300,000	27,600,000
Trade names [Member]
Finite-lived intangible assets, net of accumulated amortization
Gross carrying amount	9,800,000	9,800,000
Accumulated amortization	(2,200,000)	(1,700,000)
Net carrying amount	7,600,000	8,100,000
Trade names [Member] | Institutional Sales and Trading [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	1,400,000	1,500,000
Trade names [Member] | Electronic Execution Services [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	6,200,000	6,700,000
Other [Member]
Finite-lived intangible assets, net of accumulated amortization
Gross carrying amount	18,800,000	18,500,000
Accumulated amortization	(9,600,000)	(6,600,000)
Net carrying amount	9,200,000	11,900,000
Other [Member] | Institutional Sales and Trading [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	3,900,000	4,900,000
Other [Member] | Electronic Execution Services [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	$ 5,200,000	$ 7,000,000

Goodwill and Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of amortization expense
Amortization Expense	$ 15.8	$ 12.8	$ 10.8

Goodwill and Intangible Assets (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of estimated amortization expense
For the year ended December 31, 2012	$ 15.7
For the year ended December 31, 2013	12.9
For the year ended December 31, 2014	10.2
For the year ended December 31, 2015	8.1
For the year ended December 31, 2016	$ 5.3

Goodwill and Intangible Assets (Details Textual) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2011 Discontinuation of Libertas Trade name [Member]	Dec. 31, 2010 Discontinuation of Libertas Trade name [Member]	Sep. 30, 2011 Corporate and Other [Member]	Dec. 31, 2011 Trading rights [Member] years	Dec. 31, 2010 Trading rights [Member] years	Dec. 31, 2011 Customer and broker relationships [Member] years	Dec. 31, 2010 Customer and broker relationships [Member] years	Dec. 31, 2011 Trade names [Member] years	Dec. 31, 2010 Trade names [Member] years	Dec. 31, 2011 Other [Member] years	Dec. 31, 2010 Other [Member] years	Dec. 31, 2010 Libertas trade name [Member] Discontinuation of Libertas Trade name [Member]
Goodwill and Intangible Assets (Textual) [Abstract]
Writedown of assets and lease loss accrual (benefit), net	$ 2,978,000	$ 1,032,000	$ (9,704,000)	$ 945,000	$ 1,300,000	$ 300,000										$ 300,000
Goodwill written off							$ 1,000,000
Amortization period, range minimum, in years	2
Amortization period, range maximum, in years	20
Weighted average remaining life, in years	3	11
Weighted average remaining life								14	10	10	10	14	14	2	3

Long-Term Debt (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Summary of Long-Term Debt
Term Credit Agreement	$ 100,000,000	$ 0
Convertible Notes	324,300,000	311,100,000
Total Long-Term Debt	$ 424,338,000	$ 311,060,000

Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of recorded expenses with respect to Long-Term Debt
Interest expense	$ 27.8	$ 19.6
Amortization of debt issuance cost	2.4	1.3
Commitment Fee	0.3	0
Total	$ 30.5	$ 20.9

Long-Term Debt (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Mar. 15, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Purchased call options [Member]	Sep. 30, 2011 Term Credit Agreement [Member]	Dec. 31, 2011 Term Credit Agreement [Member]	Jun. 29, 2011 Term Credit Agreement [Member]	Dec. 31, 2011 Revolving Credit Agreement [Member]	Jun. 29, 2011 Revolving Credit Agreement [Member]	Dec. 31, 2011 Borrowing Base A Loan [Member]	Dec. 31, 2011 Borrowing Base B Loan [Member]	Dec. 31, 2011 Convertible Senior Subordinated Notes [Member]	Dec. 31, 2011 LIBOR [Member] Term Credit Agreement [Member] Minimum [Member]	Dec. 31, 2011 LIBOR [Member] Term Credit Agreement [Member] Maximum [Member]	Dec. 31, 2011 Base Rate [Member] Term Credit Agreement [Member] Minimum [Member]	Dec. 31, 2011 Base Rate [Member] Term Credit Agreement [Member] Maximum [Member]
Long-Term Debt (Textual) [Abstract]
Initiation date of term loan credit agreement								2011-07-29		2011-06-29
Term Credit Agreement			$ 100,000,000	$ 0					$ 100,000,000		$ 200,000,000
Borrowings term period									3 years		1 year
Interest rate of credit agreement								2.80%							2.50%	3.00%	1.50%	2.00%
Interest expense			42,068,000	25,896,000	4,777,000
Interest rate base							LIBOR
Percentage points added to interest rate base								2.50%
Payment date of term credit agreement								2013-06-28
First installment of term credit agreement								25,000,000
Second installment of term credit agreement								25,000,000
Final installment of term credit agreement								50,000,000
Margin rate on borrowings												1.50%	2.00%
Period of commitment fee charged										annual
Commitment fee percentage of average daily amount unused portion of revolving credit agreement			0.25%
Issue of cash convertible senior subordinated notes		375,000,000
Cash convertible senior subordinated notes due date		Mar 15, 2015
Shareholder dilution up to a price per share		$ 31.5
Notes bear interest rate per year			3.50%
Date of commencing of notes			2010-09-15
Date of mature of notes			2015-03-15
Recognized original issue discount			73,800,000
Effective annual interest rate of notes			7.90%
Notes convertible based on initial conversion rate of shares		47.9185
Class A common stock per principal amount of notes		1,000
Initial conversion price per share		$ 20.87
Initial conversion premium over closing sale		32.50%
Closing sale price of common stock on NASDAQ		$ 15.75
Percentage of price equal to principal amount of notes			100.00%
Amount paid to enter into privately negotiated cash convertible note hedge transactions			73,700,000
Number of shares subject to adjustment of common stock			18,000,000
Common stock strike price			$ 20.87
Fair value of purchased call options			1,721,892,000	1,311,324,000		17,500,000
Warrants sold to purchase shares				15,000,000
Proceeds from sale of warrant	15,000,000
Common stock subject to adjustments strike price per share	$ 31.5
Percentage of common stock subject to adjustment of premium over closing price	100.00%
Initial valuation of embedded conversion derivative			73,800,000
Fair value of the embedded conversion derivative			17,500,000
Issuance costs of notes										2,200,000				8,500,000
Repaid notes outstanding under credit agreement			140,000,000
Interest expenses relating to the credit agreement				$ 500,000	$ 3,000,000

Stock-Based Compensation (Details) (Restricted Stock [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Employee compensation and benefits restricted awards
Stock option compensation expense	$ 49.6	$ 49.1	$ 46.2
Income tax benefit	$ 19.4	$ 19.6	$ 18.5

Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Summary of restricted awards activity
Number of Shares, Beginning Balance	1,154.7	2,186.5	3,248.4
Number of Shares, Granted at market value	0	397	636.7
Number of Shares, Vested	(830.3)	(1,208)	(1,647.7)
Number of Shares, Forfeited or expired	(17.4)	(220.8)	(50.8)
Number of Shares, Ending Balance	306.9	1,154.7	2,186.5
Weighted-Average Grant date Fair Value, Beginning Balance	$ 16.6	$ 16.92	$ 16.95
Weighted-Average Grant date Fair Value, Granted at market value		$ 15.66	$ 16.84
Weighted-Average Grant date Fair Value, Vested	$ 16.77	$ 17.03	$ 16.94
Weighted-Average Grant date Fair Value, Forfeited or expired	$ 15.69	$ 15.76	$ 16.9
Weighted-Average Grant date Fair Value, Ending Balance	$ 16.2	$ 16.6	$ 16.92
Restricted Stock Units [Member]
Summary of restricted awards activity
Restricted awards, Aggregate Intrinsic Value, Outstanding, beginning balance	$ 6,329.1	$ 3,590.7	$ 782.6
Restricted awards, Aggregate Intrinsic Value, Outstanding	7,715.6	6,329.1	3,590.7
Restricted awards, Weighted-Average Remaining Life, Outstanding	$ 14.33	$ 15.08	$ 15.6
Restricted awards, Weighted-Average Remaining Life, Outstanding, beginning balance	$ 15.08	$ 15.6	$ 13.9
Number of Shares, Granted at market value	5,984	3,834.5	2,958.3
Number of Shares, Vested	(2,083.3)	(869.6)	(137.8)
Number of Shares, Forfeited or expired	(2,514.2)	(226.6)	(12.3)
Weighted-Average Grant date Fair Value, Granted at market value	$ 13.63	$ 15.28	$ 16.05
Weighted-Average Grant date Fair Value, Vested	$ 16.21	$ 17.83	$ 13.9
Weighted-Average Grant date Fair Value, Forfeited or expired	$ 14.92	$ 16.19	$ 18.45
Restricted awards, Aggregate Intrinsic Value, Outstanding, ending balance	$ 7,715.6	$ 6,329.1	$ 3,590.7
Restricted awards, Weighted-Average Remaining Life, Outstanding, ending balance	$ 14.33	$ 15.08	$ 15.6

Stock-Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2010 years	Dec. 31, 2009 years
Weighted-average assumptions
Dividend yield	0.00%	0.00%
Expected volatility	40.00%	40.00%
Risk-free interest rate	1.10%	1.50%
Expected life (in years)	3.5	3.5

Stock-Based Compensation (Details 3) (Stock Options [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Compensation expense relating to stock options
Stock option compensation expense	$ 1.2	$ 2.7	$ 2.1
Income tax benefit	$ 0.5	$ 1.1	$ 0.8

Stock-Based Compensation (Details 4) (Stock Options [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Stock Options [Member]
Summary of stock option activity
Number of Stock Options, Beginning Balance	3,739,900	3,554,000	4,748,300
Number of stock options, Granted at market value		1,185,100	210,000
Number of Stock Options, Exercised	(90,700)	(590,600)	(1,083,400)
Number of Stock Options, Forfeited or expired	(820,400)	(408,600)	(321,000)
Number of Stock Options, Ending Balance	2,828,800	3,739,900	3,554,000
Number of Stock Options, Exercisable at December 31, 2011	2,283,700	2,573,000	2,953,400
Available for future grants at December 31, 2011	9,475,900	10,910,200	8,651,300
Weighted-Average Exercise Price, Beginning Balance	$ 14.06	$ 13.29	$ 13.32
Weighted-Average Exercise Price, Granted at market value	$ 0	$ 15.89	$ 15.78
Weighted-Average Exercise Price, Exercised	$ 11.02	$ 9.81	$ 10.15
Weighted-Average Exercise Price, Forfeited or expired	$ 16.39	$ 18.85	$ 25.96
Weighted-Average Exercise Price, Ending Balance	$ 13.48	$ 14.06	$ 13.29
Weighted-Average Exercise Price, Exercisable	$ 12.9	$ 13.17	$ 12.6
Aggregate Intrinsic Value of Options, Outstanding	$ 2.6	$ 5.3	$ 11.1
Aggregate Intrinsic Value of Options, Exercised	$ 2.6	$ 5.3	$ 11.1
Weighted-Average Remaining Life, Outstanding	4.76	5.97	4.95
Weighted-Average Remaining Life, Exercisable	3.96	4.63	4.4

Stock-Based Compensation (Details 5) (USD $)	12 Months Ended
Dec. 31, 2011 years
Shares authorized under stock option plans by exercise price range
Outstanding Options, Number of Outstanding Options	2,828.8
Outstanding Options, Weighted-Average Remaining Contractual Life	4.76
Outstanding Options, Weighted-Average Exercise Price	$ 13.48
Exercisable Options, Number of Exercisable Options	2,283.7
Exercisable Options, Weighted-Average Exercise Price	$ 12.9
$ 4.57 - $ 9.81 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 4.57
Range of exercise prices, upper range limit	$ 9.81
Outstanding Options, Number of Outstanding Options	513.7
Outstanding Options, Weighted-Average Remaining Contractual Life	3.12
Outstanding Options, Weighted-Average Exercise Price	$ 8.46
Exercisable Options, Number of Exercisable Options	513.7
Exercisable Options, Weighted-Average Exercise Price	$ 8.46
$ 10.24 - $ 10.24 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 10.24
Range of exercise prices, upper range limit	$ 10.24
Outstanding Options, Number of Outstanding Options	498.9
Outstanding Options, Weighted-Average Remaining Contractual Life	2.86
Outstanding Options, Weighted-Average Exercise Price	$ 10.24
Exercisable Options, Number of Exercisable Options	498.9
Exercisable Options, Weighted-Average Exercise Price	$ 10.24
$10.30 - $15.75 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 10.3
Range of exercise prices, upper range limit	$ 15.75
Outstanding Options, Number of Outstanding Options	405.4
Outstanding Options, Weighted-Average Remaining Contractual Life	2.7
Outstanding Options, Weighted-Average Exercise Price	$ 13.27
Exercisable Options, Number of Exercisable Options	405.4
Exercisable Options, Weighted-Average Exercise Price	$ 13.27
$15.84 - $15.84 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 15.84
Range of exercise prices, upper range limit	$ 15.84
Outstanding Options, Number of Outstanding Options	729.4
Outstanding Options, Weighted-Average Remaining Contractual Life	8.04
Outstanding Options, Weighted-Average Exercise Price	$ 15.84
Exercisable Options, Number of Exercisable Options	245.4
Exercisable Options, Weighted-Average Exercise Price	$ 15.84
$16.09 - $17.97 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 16.09
Range of exercise prices, upper range limit	$ 17.97
Outstanding Options, Number of Outstanding Options	671.5
Outstanding Options, Weighted-Average Remaining Contractual Life	5.08
Outstanding Options, Weighted-Average Exercise Price	$ 17.19
Exercisable Options, Number of Exercisable Options	610.4
Exercisable Options, Weighted-Average Exercise Price	$ 17.26
$19.36 - $19.36 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 19.36
Range of exercise prices, upper range limit	$ 19.36
Outstanding Options, Number of Outstanding Options	10
Outstanding Options, Weighted-Average Remaining Contractual Life	5.01
Outstanding Options, Weighted-Average Exercise Price	$ 19.36
Exercisable Options, Number of Exercisable Options	10
Exercisable Options, Weighted-Average Exercise Price	$ 19.36

Stock-Based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended											9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2009 Restricted Stock Units [Member]	Sep. 30, 2011 Stock Appreciation Rights (SARs) [Member]
Stock Based Compensation (Textual) [Abstract]
Number of stock appreciation rights grants	0											0
Vesting period of restricted awards, years				3 years
Restricted shares granted as inducement awards				0	397	636.7			5,984	3,834.5	2,958.3
Issuance of restricted shares during the period					197,000
Weighted-average fair value of market shares granted				$ 16.77	$ 17.03	$ 16.94			$ 16.21	$ 17.83	$ 13.9
Risk-free interest rate for valuing market shares issued		1.10%	1.50%
Expected volatility for valuing market shares issued		40.00%	40.00%
Cumulative fair value of restricted shares				$ 11	$ 32	$ 29.1			$ 27.8	$ 13.4	$ 2.1
Unamortized compensation related to restricted awards outstanding				57.1			1.3
Cost of unvested awards expected to be recognized over a weighted average life, years				1 year 7 months			1 year 0 months
Stock options vesting period, minimum, in years							3 years
Stock options vesting period, maximum, in years							4 years
Weighted-average fair value of the stock options granted		$ 4.93	$ 4.9
Intrinsic value of options exercised	0.2	2.2	10
Cash received from the exercise of stock options								$ 1

Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total yearly expenses of employee benefit plan
Defined contribution plan, annual cost recognized	$ 6.5	$ 5.8	$ 5.5

Employee Benefit Plan (Details Textual) (Parent Company [Member])	12 Months Ended
Dec. 31, 2011
Parent Company [Member]
Employee Benefit Plan (Textual) [Abstract]
Employer contribution match to employee contributions	100.00%

Restructuring, Writedown of Assets and Lease Loss Accrual (Benefit), Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Restructuring charges	$ 28,600	$ 16,700	$ 28,624	$ 16,731
Writedown of assets and lease loss accrual (benefit), net			2,978	1,032	(9,704)
Employee Severance [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Restructuring charges	17,700
Writedown Lease and Contract Termination [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Restructuring charges	2,700
Writedown of assets and lease loss accrual (benefit), net					2,400
Capitalized Software, Intangible Asset And Goodwill [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Restructuring charges	8,300
Writedown of assets and lease loss accrual (benefit), net					700
Discontinuation of Libertas Trade name [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Writedown of assets and lease loss accrual (benefit), net			1,300	300
Excess Real Estate capacity [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Writedown of assets and lease loss accrual (benefit), net				700
Jersey City lease [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Writedown of assets and lease loss accrual (benefit), net					13,100
Knight Direct lease [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Writedown of assets and lease loss accrual (benefit), net					$ 300

Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of losses from discontinued operations net of tax
Revenues	$ 100,000	$ 0	$ 3,300,000
Pre-tax loss income from discontinued operations	(200,000)	(200,000)	(52,700,000)
Income tax (expense) benefit	(200,000)	(100,000)	18,200,000
(Loss) income from discontinued operations, net of tax	$ (404,000)	$ (359,000)	$ (34,514,000)

Discontinued Operations (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 0.4	$ 0.8
Deferred compensation and other assets	1.1	2.9
Total assets	1.5	3.7
Liabilities:
Accrued compensation expense	0	2.5
Accrued expenses and other liabilities	1	1.6
Total liabilities	$ 1	$ 4.1

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
U.S. federal	$ 63,000,000	$ 40,000,000	$ 73,200,000
U.S. state and local	5,200,000	9,300,000	13,100,000
Non U.S.	800,000	200,000	200,000
Total	69,000,000	49,500,000	86,500,000
Deferred:
U.S. federal	(900,000)	13,600,000	13,300,000
U.S. state and local	4,200,000	(1,800,000)	(4,900,000)
Non U.S.	(800,000)	(3,300,000)	(13,700,000)
Total	(2,469,000)	(8,400,000)	(5,332,000)
Provision for income taxes	$ 71,488,000	$ 57,969,000	$ 81,189,000

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit) from continuing operations
U.S. federal income tax expense at statutory rate	$ 65,500,000	$ 52,500,000	$ 81,500,000
U.S. state and local income tax expense, net of U.S. federal income tax effect	6,000,000	4,900,000	5,400,000
Non U.S.	0	0	200,000
Nondeductible charges	1,000,000	1,000,000	1,200,000
Recognition of purchased federal net operating losses	0	0	(5,700,000)
Other, net	(1,000,000)	(400,000)	(1,400,000)
Income tax expense	$ 71,488,000	$ 57,969,000	$ 81,189,000

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Employee compensation and benefit plans	$ 33.5	$ 37.1
Fixed assets and other amortizable assets	13.1	3.9
Lease loss and other reserves	4.6	2.5
Valuation of investments	4.2	4.5
Tax credit and loss carryforwards	33.7	37.3
Less: Valuation allowance on tax credit and loss carryforwards	(8.8)	(9)
Total deferred tax assets	80.3	76.3
Deferred tax liabilities
Employee compensation and benefit plans	0.1	0
Fixed assets and other amortizable assets	28.1	21.3
Valuation of investments (liabilities)	8.1	7.8
Tax credit and loss carryforwards (liabilities)	17.8	17.1
Total deferred tax liabilities	54	46.2
Net deferred tax assets	$ 26.3	$ 30.1

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Federal net operating loss carryforwards	$ 31.3	$ 32.5
Federal deferred income tax asset	11.2	11.4
Federal offsetting valuation allowance	7	7
State and Local net operating loss carryforwards	168.6	612.2
Operating loss resulted from acquisitions	25.9	29.6
State and Local deferred income tax asset	2.6	7.5
State and Local offsetting valuation allowance	1.6	1.6
Foreign net operating loss carryforwards	63.7	60
Foreign deferred income tax asset	17.8	17.1
Federal deferred tax liability	17.8	17.1
Unrecognized tax benefits that would impact effective tax rate if recognized	$ 2.8

Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the numerators and denominators of the basic and diluted earnings per share computations
Net income used in basic calculations	$ 115,237,000	$ 91,638,000	$ 117,102,000
Effect of dilutive stock based awards, Net income
Net income used in diluted calculations	$ 115,200,000	$ 91,600,000	$ 117,100,000
Shares used in computation of basic earnings per share	91,490,000	90,167,000	89,095,000
Effect of dilutive stock based awards, shares	3,500,000	4,300,000	5,400,000
Income and shares used in diluted calculations	95,013,000	94,447,000	94,504,000
Basic earnings per share	$ 1.26	$ 1.02	$ 1.31
Diluted earnings per share	$ 1.21	$ 0.97	$ 1.24

Earnings Per Share (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share (Textual) [Abstract]
Options excluded	1.9	2.3	1

Significant Clients (Details Textual)	12 Months Ended
	Dec. 31, 2011 Cus	Dec. 31, 2010 Cus	Dec. 31, 2009 Cus
Significant Clients (Textual) [Abstract]
Percentage of dollar value traded	10.00%	10.00%	10.00%
Number of significant clients	0	0	0

Commitments and Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Gross Lease Obligations [Member]
Lease & Contract Obligations
Year ending December 31, 2012	$ 24.2
Year ending December 31, 2013	22.3
Year ending December 31, 2014	21.1
Year ending December 31, 2015	20.3
Year ending December 31, 2016	19.9
Thereafter through August 31, 2023	97.1
Total	204.9
Sublease Income [Member]
Lease & Contract Obligations
Year ending December 31, 2012	1.5
Year ending December 31, 2013	1.6
Year ending December 31, 2014	1.4
Year ending December 31, 2015	1.3
Year ending December 31, 2016	1.3
Thereafter through August 31, 2023	1.6
Total	8.7
Net Lease Obligations [Member]
Lease & Contract Obligations
Year ending December 31, 2012	22.7
Year ending December 31, 2013	20.8
Year ending December 31, 2014	19.7
Year ending December 31, 2015	19
Year ending December 31, 2016	18.5
Thereafter through August 31, 2023	95.5
Total	196.2
Other Obligations [Member]
Lease & Contract Obligations
Year ending December 31, 2012	12.2
Year ending December 31, 2013	0
Year ending December 31, 2014	0
Year ending December 31, 2015	0
Year ending December 31, 2016	0
Thereafter through August 31, 2023	0
Total	$ 12.2

Commitments and Contingent Liabilities (Details 1) (Futures Contracts [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Futures Contracts [Member]
Future contract activity statements of financial condition location
Notional Value	$ (20.8)	$ (64.6)
Fair Value	$ 0.9	$ (0.3)

Commitments and Contingent Liabilities (Details 2) (Futures Contracts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Futures Contracts [Member]
Future contract activity statements of operations location
Net trading revenue	$ (75.8)	$ (63.1)	$ (48.9)

Commitments and Contingent Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingent Liabilities (Textual) [Abstract]
Rental expense	$ 28,084,000	$ 26,632,000	$ 23,177,000
Letters of credit held in escrow	1,000,000
Unfunded HECM related loan commitments	185,700,000
Operating Lease Expense [Member]
Commitments and Contingent Liabilities (Textual) [Abstract]
Rental expense	$ 18,800,000	$ 18,400,000	$ 13,500,000

Net Capital Requirements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
KCA [Member]
Net capital levels and requirements for U.S. registered broker-dealer subsidiaries
Net Capital	$ 278
Net Capital Requirement	1
Excess Net Capital	277
KECS [Member]
Net capital levels and requirements for U.S. registered broker-dealer subsidiaries
Net Capital	116.4
Net Capital Requirement	0.6
Excess Net Capital	$ 115.8

Net Capital Requirements (Details 1) (KCEL [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
KCEL [Member]
Financial resource requirements on significant foreign regulated broker-dealers
Financial Resources	$ 124.8
Resource Requirement	30.9
Excess Financial Resources	$ 93.9

Net Capital Requirements (Details Textual)	3 Months Ended
Mar. 31, 2011
Net capital requirements (Textual) [Abstract]
Number of broker dealers	2

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	$ 337.8	$ 338.7
Urban Business [Member]
Estimated fair values of the assets acquired and liabilities assumed
Agreed purchase price	24
Adjustment for working capital	4.4
Cash	4.6
Goodwill	17.8
Intangible assets	6.5
Other assets	6.1
Accrued expenses and other liabilities	(6.5)
Purchase of business	28.4
Astor Business [Member]
Estimated fair values of the assets acquired and liabilities assumed
Agreed purchase price	18
Cash	0.1
Goodwill	12.1
Intangible assets	5.7
Other assets	0.4
Accrued expenses and other liabilities	(0.2)
Purchase of business	18
Kellogg Business [Member]
Estimated fair values of the assets acquired and liabilities assumed
Agreed purchase price	22.5
Goodwill	9.1
Intangible assets	13
Other assets	0.4
Purchase of business	$ 22.5

Acquisitions (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Urban Business [Member]
Business Acquisition (Textual) [Abstract]
Business acquisition, effective date of acquisition	2010-07-01
Purchase of business	$ 28.4
Business acquisition, cash paid	19.4
Number of shares issued	350,000
Shares of unregistered Knight common stock value issued in the acquisition	5
Potential cash payment	4
Goodwill and intangible assets recognized upon the closing of the transaction	24.3
Astor Business [Member]
Business Acquisition (Textual) [Abstract]
Business acquisition, effective date of acquisition	2010-10-01
Purchase of business	18
Business acquisition, cash paid	10.8
Number of shares issued	579,000
Shares of unregistered Knight common stock value issued in the acquisition	7.2
Goodwill and intangible assets recognized upon the closing of the transaction	17.8
Kellogg Business [Member]
Business Acquisition (Textual) [Abstract]
Business acquisition, effective date of acquisition	2010-12-31
Purchase of business	22.5
Business acquisition, cash paid	22.5
Goodwill and intangible assets recognized upon the closing of the transaction	$ 22.1

Business Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (Loss) from Continuing Operations before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment
Revenues	$ 1,404,527,000	$ 1,149,056,000	$ 1,162,431,000
Pre-tax earnings	187,129,000	149,966,000	232,805,000
Total assets	7,151,400,000	4,666,500,000	3,000,000,000
Market Making [Member]
Income (Loss) from Continuing Operations before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment
Revenues	704,500,000	549,100,000	558,300,000
Pre-tax earnings	256,100,000	209,900,000	197,800,000
Total assets	2,102,300,000	1,774,500,000	1,265,400,000
Institutional Sales and Trading [Member]
Income (Loss) from Continuing Operations before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment
Revenues	511,500,000	457,600,000	495,600,000
Pre-tax earnings	(44,400,000)	(19,500,000)	64,400,000
Total assets	3,091,900,000	1,117,900,000	437,100,000
Electronic Execution Services [Member]
Income (Loss) from Continuing Operations before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment
Revenues	167,900,000	138,200,000	102,000,000
Pre-tax earnings	49,500,000	37,400,000	18,400,000
Total assets	280,700,000	304,600,000	289,100,000
Corporate and Other [Member]
Income (Loss) from Continuing Operations before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment
Revenues	20,600,000	4,100,000	6,600,000
Pre-tax earnings	(74,100,000)	(77,900,000)	(47,900,000)
Total assets	$ 1,676,500,000	$ 1,469,500,000	$ 1,008,300,000

Business Segments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues by geographic area
U.S.	$ 1,264,900,000	$ 1,019,700,000	$ 1,052,100,000
International	139,600,000	129,300,000	110,400,000
Total revenues	$ 1,404,527,000	$ 1,149,056,000	$ 1,162,431,000

Business Segments (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Segments (Textual) [Abstract]
Restructuring charges	$ 28,600,000	$ 16,700,000	$ 28,624,000	$ 16,731,000
Assets within discontinued operations			1,300,000	3,700,000	14,000,000
Fees			749,911,000	660,527,000	670,406,000
Market Making [Member]
Business Segments (Textual) [Abstract]
Restructuring charges			500,000	1,600,000
Electronic Execution Services [Member]
Business Segments (Textual) [Abstract]
Restructuring charges			400,000	100,000
Corporate and Other [Member]
Business Segments (Textual) [Abstract]
Restructuring charges			3,800,000	700,000
Institutional Sales and Trading [Member]
Business Segments (Textual) [Abstract]
Restructuring charges			23,900,000	14,300,000
Fees				$ 2,900,000

Condensed Financial Statements of Knight Capital Group, Inc. (parent only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 467,633	$ 375,569	$ 427,106	$ 416,957
Investments in subsidiaries, equity method	29,100	46,000
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	111,464	117,601
Investments	83,231	81,331
Intangible assets, less accumulated amortization of $57,793 in 2011 and $42,171 in 2010	92,889	109,784
Other assets	159,556	206,875
Total assets	7,152,951	4,670,211
Liabilities and Stockholders' Equity
Financial instruments sold, not yet purchased, at fair value	1,721,892	1,311,324
Accrued compensation expense	188,939	186,451
Accrued expenses and other liabilities	144,747	114,376
Long-term debt	424,338	311,060
Total liabilities	5,690,926	3,309,353
Total stockholders' equity	1,462,025	1,360,858	1,214,122	1,034,536
Total liabilities and stockholders' equity	7,152,951	4,670,211
Parent Company [Member]
ASSETS
Cash and cash equivalents	233,915	143,240	157,963	64,619
Financial instruments owned not yet sold, at fair value.	24,802	41,798
Receivable from subsidiaries	119,172	0
Investments in subsidiaries, equity method	1,454,694	1,429,906
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	216	310
Investments	52,102	35,370
Intangible assets, less accumulated amortization of $57,793 in 2011 and $42,171 in 2010	12,933	14,485
Other assets	66,596	95,944
Total assets	1,964,432	1,761,053
Liabilities and Stockholders' Equity
Liabilities	0	0
Financial instruments sold, not yet purchased, at fair value	17,532	33,903
Accrued compensation expense	37,451	28,828
Payable to subsidiaries	0	10,150
Accrued expenses and other liabilities	23,086	16,875
Long-term debt	424,338	311,060
Total liabilities	502,407	400,816
Total stockholders' equity	1,462,025	1,360,237
Total liabilities and stockholders' equity	$ 1,964,432	$ 1,761,053

Condensed Financial Statements of Knight Capital Group, Inc. (parent only) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Total revenues	$ 1,404,527	$ 1,149,056	$ 1,162,431
Expenses
Compensation expense	583,786	546,748	527,327
Interest expense	42,068	25,896	4,777
Professional fees	21,305	17,463	13,043
Business development	23,360	19,493	18,807
Other	31,606	18,909	15,326
Total expenses	1,217,398	999,090	929,626
Loss before income taxes and equity in earnings of subsidiaries	187,129	149,966	232,805
Income tax expense	71,488	57,969	81,189
Income from continuing operations, net of tax	115,641	91,997	151,616
Net income	115,237	91,638	117,102
Parent Company [Member]
Revenues
Corporate management fees			9,333
Investment income (loss) and other, net	2,259	(9,163)	(3,168)
Total revenues	2,259	(9,163)	6,165
Expenses
Compensation expense	30,105	27,799	34,591
Interest expense	27,908	20,476	3,198
Professional fees	6,605	7,536	6,382
Business development	2,107	2,802	2,175
Other	8,917	8,029	6,263
Total expenses	75,641	66,642	52,609
Loss before income taxes and equity in earnings of subsidiaries	(73,382)	(75,805)	(46,444)
Income tax expense	(28,808)	(30,342)	(19,507)
Income from continuing operations, net of tax	(44,574)	(45,463)	(26,937)
Equity in earnings of subsidiaries	159,811	137,101	144,039
Net income	$ 115,237	$ 91,638	$ 117,102

Condensed Financial Statements of Knight Capital Group, Inc. (parent only) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 115,237	$ 91,638	$ 117,102
Adjustments to reconcile income from continuing operations, net of tax to net cash provided by (used in) operating activities
Stock-based compensation	47,668	51,773	48,237
Debt discount accretion and other debt related expenses	15,690	11,453
Depreciation and amortization	54,000	42,773	34,368
Unrealized loss (gain) on investments	363	7,720	(2,650)
Writedown of assets and lease loss accrual	2,978	1,032	(9,704)
Decrease (increase) in operating assets
Financial instruments owned, at fair value	(2,195,022)	(642,649)	(450,478)
Other assets	47,275	(5,901)	(56,013)
Decrease (increase) in operating liabilities
Accrued compensation expense	1,154	(17,673)	32,732
Net cash provided by (used in) operating activities	99,627	(86,537)	20,058
Cash flows from investing activities
Purchases of investments	(26,601)	(7,997)	(7,787)
Purchases of fixed assets and leasehold improvements	(38,045)	(48,880)	(42,230)
Net cash (used in) provided by investing activities	(40,891)	(72,727)	14,286
Cash flows from financing activities
Proceeds from term credit agreement	97,838
Proceeds from issuance of cash convertible notes		363,808
Repayment of credit facility		(140,000)
Purchase of call options		(73,750)
Proceeds from issuance of warrants		15,000
Stock options exercised	1,000	5,784	11,021
Income tax (provision) benefit related to stock-based compensation	(6,449)	(2,760)	4,374
Cost of common stock repurchased	(58,553)	(60,090)	(33,412)
Net cash provided by (used in) financing activities	33,836	107,992	(24,195)
Increase (decrease) in cash and cash equivalents	92,064	(51,537)	10,149
Cash and cash equivalents at beginning of period	375,569	427,106	416,957
Cash and cash equivalents at end of period	467,633	375,569	427,106
Supplemental disclosure of cash flow information:
Cash paid for interest	24,108	22,068	4,777
Cash paid for income taxes	62,116	59,384	87,463
Parent Company [Member]
Cash flows from operating activities
Net income	115,237	91,638	117,102
Adjustments to reconcile income from continuing operations, net of tax to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(159,811)	(137,101)	(144,039)
Stock-based compensation	6,126	12,099	16,963
Debt discount accretion and other debt related expenses	15,189	11,453
Depreciation and amortization	1,652	2,170	178
Unrealized loss (gain) on investments	3,433	12,348	8,394
Writedown of assets and lease loss accrual	945
Decrease (increase) in operating assets
Financial instruments owned, at fair value	626	(4,397)	3,223
Receivable from subsidiaries	(119,172)
Other assets	29,597	(19,427)	(69,598)
Decrease (increase) in operating liabilities
Payable to subsidiaries	(10,150)	(18,867)	(9,800)
Accrued compensation expense	8,623	(34,147)	5,556
Accrued expenses and other liabilities	5,263	11,507	(22,716)
Net cash provided by (used in) operating activities	(102,442)	(72,724)	(94,737)
Cash flows from investing activities
Distributions from investments	4,477	37,558	64,303
Purchases of investments	(24,641)	(7,997)	(7,787)
Purchases of fixed assets and leasehold improvements	(7)	(1,035)	(53)
Dividends received from subsidiaries	202,294	118,085	265,180
Capital contributions to subsidiaries	(22,842)	(196,602)	(115,545)
Net cash (used in) provided by investing activities	159,281	(49,991)	206,098
Cash flows from financing activities
Proceeds from term credit agreement	97,838
Proceeds from issuance of cash convertible notes		363,808
Repayment of credit facility		(140,000)
Purchase of call options		(73,750)
Proceeds from issuance of warrants		15,000
Stock options exercised	1,000	5,784	11,021
Income tax (provision) benefit related to stock-based compensation	(6,449)	(2,760)	4,374
Cost of common stock repurchased	(58,553)	(60,090)	(33,412)
Net cash provided by (used in) financing activities	33,836	107,992	(18,017)
Increase (decrease) in cash and cash equivalents	90,675	14,723	93,344
Cash and cash equivalents at beginning of period	143,240	157,963	64,619
Cash and cash equivalents at end of period	233,915	143,240	157,963
Supplemental disclosure of cash flow information:
Cash paid for interest	14,552	16,648	3,198
Cash paid for income taxes	$ 62,116	$ 59,384	$ 87,463